SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05071 or 33-13247

SATURNA INVESTMENT TRUST
(Exact Name of Registrant as Specified in Charter)

1300 N. State Street
Bellingham, Washington 98225-4730
(Address of Principal Executive Offices, including ZIP Code)

Nicholas F. Kaiser
1300 N. State Street
Bellingham, Washington 98225-4730
(Name and Address of Agent for Service)

Registrant's Telephone Number — (360) 734-9900

Date of fiscal year end: November 30, 2010
Date of reporting period: May 31, 2010

Item 1. Report To Shareowners

Sextant Mutual Funds

Short-Term Bond	Bond Income	Core	Growth	International

Semi-Annual Report

May 31, 2010

Sextant Mutual Funds

Semi-Annual Report

May 31, 2010

Short-Term Bond	Bond Income	Core	Growth	International

Performance Summary (as of June 30, 2010):

Comparative returns and percentile Morningstar™ category rankings (1 is best)†

Average Annual Returns vs. Category Average Returns	1 Year	3 Year	5 Year	10 Year	Expense Ratio¹
Sextant Short-Term Bond vs. Short-Term Bond Category
Fund Return	4.77%	4.87%	4.11%	4.46%	1.49%
Morningstar Category	7.12%	3.65%	3.51%	4.13%	N/A
% Rank (category size)	74 (442)	30 (398)	38 (336)	39 (180)	N/A

Sextant Bond Income vs. Intermediate-Term Bond Category
Fund Return	10.35%	6.39%	4.33%	6.20%	1.70%
Morningstar Category	13.11%	6.03%	4.51%	5.75%	N/A
% Rank (category size)	72 (1149)	55 (1011)	65 (880)	32 (515)	N/A

Sextant Core² vs. Moderate Allocation Category
Fund Return	10.89%	-1.56%	N/A	N/A	1.78%
Morningstar Category	12.89%	-4.62%	1.28%	1.86%	N/A
% Rank (category size)	78 (1175)	10 (963)	N/A	N/A	N/A

Sextant Growth vs. Large Growth Category
Fund Return	11.76%	-6.61%	2.28%	1.27%	1.34%
Morningstar Category	12.41%	-8.11%	-0.18%	-3.37%	N/A
% Rank (category size)	53 (1770)	30 (1545)	13 (1298)	6 (739)	N/A

Sextant International vs. Foreign Large Blend Category
Fund Return	8.93%	-4.58%	6.52%	3.45%	1.14%
Morningstar Category	7.05%	-13.04%	1.13%	-0.39%	N/A
% Rank (category size)	28 (813)	1 (655)	2 (473)	7 (260)	N/A

Performance data quoted above represents past performance, is before any taxes payable by shareowners, and is no guarantee of future results. Current performance may be higher or lower than that stated herein. Performance current to the most recent month-end is available by calling toll-free (800) SATURNA or visiting www.sextantmutualfunds.com. Total returns are historical and include change in share value, and reinvestment of dividends and capital gains, if any, and do not include the potential deduction of a 2% redemption fee on shares held less than 90 days. Share price, yield, and return will vary and you may have a gain or loss when you sell your shares. Funds that invest in foreign securities may involve greater risk, including political and economic uncertainties of foreign countries as well as the risk of currency fluctuations.

Please consider an investment's objective, risks, charges, and expenses carefully before investing. To obtain a free prospectus that contains this and other important information, please call toll-free (800) SATURNA or visit www.sextantmutualfunds.com. Please read the prospectus carefully before investing.

¹By regulation, the expense ratios shown in this table are as of the Funds' most recent prospectus which is dated March 30, 2010, incorporates results from the fiscal year ending November 30, 2009, and differs from expense ratios shown elsewhere in this report as they represent different fiscal periods. Also by regulation, the performance in this table represents the most recent quarter-end performance rather than performance through the Funds' most recent fiscal period (shown on page 4). Average annual total returns include changes in principal value, reinvested dividends and capital gain distributions, if any.

²Sextant Core began operations March 30, 2007.

†Morningstar 06/30/2010. Morningstar, Inc. is an independent fund performance monitor. Rankings are determined monthly from total returns by Morningstar, by category as determined by Morningstar. The average total return for a category is determined by Saturna Capital, utilizing the Morningstar database. The 12-month Rank shows how each Fund ranks in its Morningstar peer category for the 12 months ended June 30, 2010. Morningstar calculates total return by taking the change in a fund's NAV, assuming the reinvestment of all income and capital gains distributions (on the actual reinvestment date used by the fund) during the period, and then dividing by the initial NAV. Unless marked as load-adjusted total returns, Morningstar does not adjust total return for sales charges or for redemption fees. (Morningstar Return™, Morningstar Risk-Adjusted Ratings™, and the load-adjusted returns do incorporate those fees.) Total returns do account for management, administrative, and 12b-1 fees and other costs automatically deducted from fund assets.

Sextant Short-Term Bond was 329th of 442 Short-Term Bond funds in the last year, 119th of 398 funds in the last 3 years, 127th of 336 funds in the last 5 years and 71st of 180 funds in the last 10 years. Sextant Bond Income was 833rd of 1149 Intermediate-Term Bond funds in the last year, 562nd of 1011 funds in the last 3 years, 570th of 880 funds in the last 5 years and 167th of 515 funds in the last 10 years. Sextant Core was 921st of 1175 Moderate Allocation funds in the last year and 93rd of 963 funds in the last 3 years. Sextant Growth was 939th of 1770 Large Growth funds in the last year, 460th of 1545 funds in the last 3 years, 167th of 1298 funds in the last 5 years and 39th of 739 funds in the last 10 years. Sextant International was 230th of 813 Foreign Large Blend funds in the last year, 1st of 655 funds in the last 3 years, 8th of 473 funds in the last 5 years and 19th of 260 funds in the last 10 years.

2 | May 31, 2010 Semi-Annual Report

Fellow Shareowners:

As the world worries about recession, financial crises, and spending addictions, the Sextant Funds have done relatively well. For the semi-annual period ended May 31, 2010, solid Sextant Growth returned +5.62%, Sextant International dropped -2.85%, and stalwart Sextant Core Fund was virtually unchanged at -0.21%. During the same period the S&P 500 returned just +0.41% while the NYSE-Arca International Index dropped -13.12%.

Lack of inflation helped the bond markets over the last six months. In this unstable climate, the less volatile Short-Term Bond Fund returned +0.78% and the Bond Income Fund returned +1.62%.

Assets for each of the five Sextant Funds increased, with the total up 14% for the six months to $147 million. The combination of spreading fixed expenses over higher assets and the effects of Sextant's performance fee structure (based on one-year results relative to Morningstar categories) lowered all Sextant Fund annualized expense ratios to under 1% (see page 34).

Long-term Results

As long-term investors, we stress the importance of measuring performance over multiple years. This reveals how a fund performs during both good times and bad. The Performance Summary tables (as of June 30, 2010 on the previous page, and for May 31, 2010 on the next page) provide comparative returns and Morningstar category rankings so you may review Fund performances for periods up to ten years.

Going Forward

Hobbled by decades of profligacy, governments everywhere are being forced to cut spending. Economic growth has flatlined as worried consumers also hold back on spending. Although core inflation is non-existent, we fear that it must return. Interest rates are low, but shy lenders mean the resulting stimulus is meager.

This creates a mixed climate for the world's equity markets. We will continue to invest in innovative companies with the strong business advantages and balance sheets needed to navigate these trying times. We aim to avoid companies dependent on government spending and the regions and countries that will be hurt the most in the new austerity. Turbulent times also create opportunity, and we seek entrepreneurial companies that can grow profits. Indeed, equity investors are optimistic that better-than-expected earnings at companies from Apple to UPS mean they will be rewarded.

We expect a long, slow transition to higher interest rates. Bondholders are being rewarded with real returns. Low interest rates today reflect high confidence — not just among Americans but among investors around the world — that approaching economic storms will be survived.

Sextant Funds stress low operating expenses and employ a "fulcrum" advisory fee structure that rewards or penalizes Saturna Capital for investment results.

Going forward, The Sextant Fund series continues to offer investors a broad mix of investment vehicles: growth equities, international exposure, a blended portfolio, plus short-term and long-term fixed income options. This array of portfolios serves our investors in both bull and bear markets by continuing to provide steady, long-term growth with a focus on preservation of capital. Please review the following pages for more in-depth information about each Fund.

Respectfully,

(graphics omitted)

Nicholas Kaiser, President
(Manager — Sextant Growth, Sextant International)

Phelps McIlvaine, Vice President
(Manager — Sextant Short-Term Bond, Sextant Bond Income)

Peter Nielsen, Senior Analyst
(Manager — Sextant Core)

July 15, 2010

May 31, 2010 Semi-Annual Report | 3

Performance Summary (as of May 31, 2010):

Comparative returns and percentile Morningstar™ category rankings (1 is best)†

Average Annual Returns vs. Category Average Returns	1 Year	3 Year	5 Year	10 Year	Expense Ratio¹
Sextant Short-Term Bond vs. Short-Term Bond Category
Fund Return	4.37%	4.77%	4.04%	4.51%	1.49%
Morningstar Category	7.40%	3.57%	3.47%	4.21%	N/A
% Rank (category size)	78 (443)	29 (399)	39 (336)	41 (180)	N/A

Sextant Bond Income vs. Intermediate-Term Bond Category
Fund Return	10.72%	5.69%	4.04%	6.20%	1.70%
Morningstar Category	12.98%	5.37%	4.34%	5.83%	N/A
% Rank (category size)	67 (1143)	58 (1000)	70 (878)	37 (510)	N/A

Sextant Core² vs. Moderate Allocation Category
Fund Return	12.78%	-1.23%	N/A	N/A	1.78%
Morningstar Category	16.30%	-4.08%	2.01%	2.32%	N/A
% Rank (category size)	86 (1170)	11 (958)	N/A	N/A	N/A

Sextant Growth vs. Large Growth Category
Fund Return	19.88%	-5.20%	3.54%	3.32%	1.34%
Morningstar Category	19.54%	-6.57%	1.08%	-2.21%	N/A
% Rank (category size)	41 (1784)	30 (1553)	13 (1301)	3 (727)	N/A

Sextant International vs. Foreign Large Blend Category
Fund Return	10.35%	-3.83%	7.21%	4.21%	1.14%
Morningstar Category	6.75%	-12.55%	1.70%	0.18%	N/A
% Rank (category size)	15 (810)	1 (654)	2 (470)	7 (257)	N/A

Performance data quoted above represents past performance and is no guarantee of future results. Results are shown for 12 months ending May 31, 2010 ("1 Year" column above) because the Sextant Funds' performance fees are based on the same period. Results are shown for other fiscal periods by regulation.

¹By regulation, the expense ratios shown in this table are as of the Funds' most recent prospectus dated March 30, 2010, incorporating results from the 2009 fiscal year, and differ from expense ratios shown elsewhere in this report as they represent different fiscal periods.

²Sextant Core began operations on March 30, 2007.

†Morningstar 05/31/2010. Morningstar, Inc. is an independent fund performance monitor. Rankings are determined monthly from total returns by Morningstar, by category as determined by Morningstar. The average total return for a category is determined by Saturna Capital, utilizing the Morningstar database. The 1 Year Rank shows how each Fund ranks in its Morningstar peer category for the year ended May 31, 2010.

Sextant Short-Term Bond was 346th of 443 Short-Term Bond funds in the last year, 117th of 399 funds in the last 3 years, 132nd of 336 funds in the last 5 years and 75th of 180 funds in the last 10 years. Sextant Bond Income was 773rd of 1143 Intermediate-Term Bond funds in the last year, 586th of 1000 funds in the last 3 years, 614th of 878 funds in the last 5 years and 190th of 510 funds in the last 10 years. Sextant Core was 1014th of 1170 Moderate Allocation funds in the last year, and 101st of 958 funds in the last 3 years. Sextant Growth was 733rd of 1784 Large Growth funds in the last year, 469th of 1553 funds in the last 3 years, 161st of 1301 funds in the last 5 years and 20th of 727 funds in the last 10 years. Sextant International was 121st of 810 Foreign Large Blend funds in the last year, 5th of 654 funds in the last 3 years, 8th of 470 funds in the last 5 years and 19th of 257 funds in the last 10 years.

4 | May 31, 2010 Semi-Annual Report

Sextant Short-Term Bond Fund

Performance Summary

Average Annual Returns as of May 31, 2010
	1 Year	5 Years	10 Years	Expense Ratio¹
Sextant Short-Term Bond Fund	4.37%	4.04%	4.51%	1.49%
Citigroup Gov./Corp. Inv. Grade Index 1-3 Years	3.38%	4.49%	4.85%	N/A

Growth of $10,000

Comparison of any mutual fund to a market index must be made bearing in mind that the index is unmanaged, and expense-free. Conversely, the fund will (1) be actively managed, (2) have an objective other than mirroring the index, such as limiting risk, (3) bear transaction and other costs, (4) stand ready to buy and sell its securities to shareowners on a daily basis, and (5) provide a wide range of services. The graph compares $10,000 invested in the Fund on May 31, 2000 to an identical amount invested in the index, which reflects the types of securities in which the Fund invests. The graph shows that an investment in the Fund would have risen to $15,532 versus $16,054 in the index.
Past performance does not guarantee future results. The "Growth of $10,000" graph and "Average Annual Returns" performance table assume the reinvestment of dividends and capital gains. They do not reflect the deduction of taxes that a shareowner might pay on fund distributions or the redemption of fund shares, nor do they reflect the potential deduction of a 2% redemption fee on shares held less than 90 calendar days.

¹ By regulation, the expense ratio for the Fund shown in this table is as of the Fund's most recent prospectus which is dated March 30, 2010, incorporates results for the fiscal year ending November 30, 2009, and differs from expense ratios shown elsewhere in this report as they represent different fiscal periods.

Fund Objective

The objectives of the Short-Term Bond Fund are capital preservation and current income.

Industry Allocation	Top Ten Holdings
	% of Fund Assets
Industry weightings are shown as a percentage of net assets.	U.S. Treasury Note 1.50% due 12/31/2013	7.3%
	Xstrata Canada 7.35% due 06/05/2010	4.5%
	Protective Life Secured Trust 5.00% due 05/15/2013	4.4%
	Noble Corp. 5.875% due 06/01/2013	4.3%
	Stanley Works 4.90% due 11/01/2012	4.1%
	SeaRiver Maritime 0.00% due 09/01/2012	4.0%
	Manhattan Kansas 3.276% due 12/01/2013	3.8%
	Rhode Island Econ. Dev. Corp. 4.52% due 05/15/2013	3.8%
	Rio Tinto Finance 8.95% due 05/17/2014	3.8%
	Bank of New York Mellon 6.375% due 04/01/2012	3.7%

May 31, 2010 Semi-Annual Report | 5

Sextant Short-Term Bond Fund

Schedule of Investments
Issuer	Coupon / Maturity	Face Amount	Market Value	Percentage of Assets
Computers
International Business Machines	5.05% due 10/22/2012	$135,000	$146,398	3.1%

Diversified Financial Services
General Electric Capital	5.25% due 10/19/2012	100,000	106,200	2.2%

Energy
Halliburton	5.50% due 10/15/2010	132,000	134,215	2.8%
Marathon Oil	6.00% due 07/01/2012	120,000	128,843	2.7%
Noble Corp.	5.875% due 06/01/2013	190,000	205,861	4.3%
		442,000	468,919	9.8%

Finance
Bank of New York Mellon	6.375% due 04/01/2012	160,000	173,826	3.7%
Berkshire Hathaway Financial	4.75% due 05/15/2012	100,000	106,234	2.2%
HSBC Finance	6.375% due 10/15/2011	100,000	105,214	2.2%
Protective Life Secured Trust	5.00% due 05/15/2013	200,000	209,044	4.4%
		560,000	594,318	12.5%

Food Production
Fortune Brands	5.125% due 01/15/2011	120,000	122,716	2.6%

Machinery
Dover	6.50% due 02/15/2011	100,000	103,896	2.2%
Stanley Works	4.90% due 11/01/2012	180,000	193,829	4.1%
		280,000	297,725	6.3%

Medical
AstraZeneca	5.40% due 09/15/2012	125,000	136,434	2.9%
Genentech	4.40% due 07/15/2010	100,000	100,449	2.1%
Roche Holdings	4.50% due 03/01/2012	150,000	157,949	3.3%
		375,000	394,832	8.3%

Metal Ores
Rio Tinto Finance	8.95% due 05/17/2014	150,000	180,203	3.8%
Xstrata Canada	7.35% due 06/05/2010	200,000	216,165	4.5%
		350,000	396,368	8.3%

Municipal General Obligation
Passaic NJ Taxable Pension GO	5.00% due 02/01/2013	100,000	103,197	2.2%

Municipal Revenue
Rhode Island Econ. Dev. Corp.	4.52% due 05/15/2013	175,000	181,151	3.8%
Commerce Charter TWP MI	5.50% due 12/01/2013	125,000	135,035	2.8%
Manhattan Kansas	3.276% due 12/01/2013	180,000	182,774	3.8%

Continued on next page.

The accompanying notes are an integral part of these financial statements.

6 | May 31, 2010 Semi-Annual Report

Sextant Short-Term Bond Fund

Schedule of Investments
Issuer	Coupon / Maturity	Face Amount	Market Value	Percentage of Assets
Municipal Revenue (continued)
Dawson Springs KY ISD Bldg.	3.60% due 08/01/2013	$95,000	$96,467	2.0%
Southwestern MI Comm. College	4.875% due 05/15/2015	125,000	130,555	2.8%
		700,000	725,982	15.2%

Telecommunications
Verizon New England	4.75% due 10/01/2013	129,000	136,421	2.9%

Transportation
SeaRiver Maritime	0.00% due 09/01/2012	202,000	191,176	4.0%

U.S. Government
U.S. Treasury Note	1.50% due 12/31/2013	350,000	348,797	7.3%

Utilities
Florida Power & Light	5.625% due 09/01/2011	140,000	146,985	3.1%

Total investments	(Cost = $4,080,797)	$3,983,000	4,180,034	87.8%
Other assets (net of liabilities)			580,628	12.2%
Total net assets			$4,760,662	100.0%

Bond Quality Diversification

Based on net assets as of May 31, 2010.

Source: Moody's Investors Services. When ratings are not available from Moody's, Standard and Poor's is used as a supplemental source.

The accompanying notes are an integral part of these financial statements.

May 31, 2010 Semi-Annual Report | 7

Sextant Short-Term Bond Fund

Statement of Assets and Liabilities
As of May 31, 2010

Assets
Investments in securities, at value (Cost $4,080,797)	$4,180,034
Cash	526,305
Interest receivable	47,317
Receivable from affiliate	2,990
Receivable for Fund shares sold	2,370
Total assets		4,759,016
Liabilities
Payable for Fund shares redeemed	4,590
Payable to affiliates	1,447
Accrued distribution fee	1,006
Distribution payable	79
Other liabilities	(8,768)
Total liabilities		(1,646)
Net Assets		$4,760,662

Analysis of net assets
Paid-in capital (unlimited shares authorized, without par value)	$4,692,167
Unrealized net appreciation on investments	99,237
Accumulated net realized loss	(32,116)
Undistributed net investment income	1,374
Net assets applicable to Fund shares outstanding		$4,760,662

Fund shares outstanding		939,211

Net asset value, offering and redemption price per share		$5.07

Statement of Operations
Period ended May 31, 2010

Investment income
Interest income	$75,939
Gross investment income		75,939
Expenses
Investment adviser fees	9,267
Distribution fees	5,434
Filing and registration fees	4,733
Trustee fees	1,535
Audit fees	1,306
Other expenses	676
Printing and postage	642
Chief Compliance Officer expenses	589
Legal fees	127
Custodian fees	108
Total gross expenses	24,417
Less adviser fees waived	(7,892)
Less custodian fee credits	(108)
Net expenses		16,417
Net investment income		$59,522

Net realized gain from investments		$ -
Net decrease in unrealized appreciation on investments		(24,083)
Net loss on investments		$(24,083)

Net increase in net assets resulting from operations		$35,439

The accompanying notes are an integral part of these financial statements.

8 | May 31, 2010 Semi-Annual Report

Sextant Short-Term Bond Fund

Statements of Changes in Net Assets	Period ended May 31, 2010	Year ended Nov. 30, 2009
Increase (decrease) in net assets from operations:
From operations
Net investment income	$59,522	$116,002
Net realized gain on investments	-	9,102
Net increase (decrease) in unrealized appreciation	(24,083)	175,131
Net increase in net assets	35,439	300,235
Distributions to shareholders from
Net investment income	(59,524)	(116,035)
Capital share transactions
Proceeds from sales of shares	976,207	1,214,201
Value of shares issued in reinvestment of dividends	58,877	114,586
Early redemption fees retained	165	29
Cost of shares redeemed	(320,552)	(467,092)
Net increase in net assets	714,697	861,724
Total increase in net assets	690,612	1,045,924

Net assets
Beginning of period	4,070,050	3,024,126
End of period	4,760,662	4,070,050

Undistributed net investment income	$1,374	$1,374

Shares of the Fund sold and redeemed
Number of shares sold	192,452	244,366
Number of shares issued in reinvestment of dividends	11,618	22,951
Number of shares redeemed	(63,217)	(94,184)
Net increase in number of shares outstanding	140,853	173,133

Financial Highlights	Period ended	For Year Ended November 30,
Selected data per share of outstanding capital stock throughout each period:	May 31, 2010	2009	2008	2007	2006	2005
Net asset value at beginning of period	$5.10	$4.84	$4.99	$4.90	$4.85	$4.97
Income from investment operations
Net investment income	0.07	0.16	0.18	0.17	0.16	0.17
Net gain (loss) on securities (both realized and unrealized)	(0.03)	0.26	(0.15)	0.09	0.05	(0.12)
Total from investment operations	0.04	0.42	0.03	0.26	0.21	0.05
Less distributions
Dividends (from net investment income)	(0.07)	(0.16)	(0.18)	(0.17)	(0.16)	(0.17)
Total distributions	(0.07)	(0.16)	(0.18)	(0.17)	(0.16)	(0.17)
Paid-in capital from early redemption fees¹	0.00²	0.00²	0.00²	0.00²	0.00²	0.00²

Net asset value at end of period	$5.07	$5.10	$4.84	$4.99	$4.90	$4.85

Total return	0.78%	8.87%	0.66%	5.51%	4.41%	0.96%

Ratios / supplemental data
Net assets ($000), end of period	$4,761	$4,070	$3,024	$2,995	$2,937	$2,557
Ratio of expenses to average net assets
Before fee waivers and custodian fee credits	0.56%	1.49%	1.60%	1.58%	1.39%	1.23%
After fee waivers and custodian fee credits	0.38%	0.75%	0.75%	0.75%	0.57%	0.59%
Ratio of net investment income after fee waivers and custodian fee credits to average net assets	1.37%	3.26%	3.70%	3.54%	3.41%	3.35%
Portfolio turnover rate	23%	28%	22%	28%	41%	33%
¹Early redemption fee adopted March 29, 2005	²Amount is less than $0.01

The accompanying notes are an integral part of these financial statements.

May 31, 2010 Semi-Annual Report | 9

Sextant Bond Income Fund

Performance Summary

Average Annual Returns as of May 31, 2010
	1 Year	5 Years	10 Years	Expense Ratio¹
Sextant Bond Income Fund	10.72%	4.04%	6.20%	1.70%
Citigroup Broad Investment Grade Bond Index	7.95%	5.55%	6.66%	N/A

Growth of $10,000

Comparison of any mutual fund to a market index must be made bearing in mind that the index is unmanaged, and expense-free. Conversely, the fund will (1) be actively managed, (2) have an objective other than mirroring the index, such as limiting risk, (3) bear transaction and other costs, (4) stand ready to buy and sell its securities to shareowners on a daily basis, and (5) provide a wide range of services. The graph compares $10,000 invested in the Fund on May 31, 2000 to an identical amount invested in the index, which reflects the types of securities in which the Fund invests. The graph shows that an investment in the Fund would have risen to $18,241 versus $19,050 in the index.
Past performance does not guarantee future results. The "Growth of $10,000" graph and "Average Annual Returns" performance table assume the reinvestment of dividends and capital gains. They do not reflect the deduction of taxes that a shareowner might pay on fund distributions or the redemption of fund shares, nor do they reflect the potential deduction of a 2% redemption fee on shares held less than 90 calendar days.

¹ By regulation, the expense ratio for the Fund shown in this table is as of the Fund's most recent prospectus dated March 30, 2010, incorporating results for the for the fiscal year ending November 30, 2009 and differs from expense ratios shown elsewhere in this report as they represent different fiscal periods.

Fund Objective

The objective of the Bond Income Fund is current income.

Industry Allocation	Top Ten Holdings
	% of Fund Assets
Industry weightings are shown as a percentage of net assets.	SeaRiver Maritime (0.00% due 09/01/2012)	4.4%
	Dell Rapids SD 49-3 (6.257% due 01/15/2030)	4.2%
	San Marcos Texas ULTD GO BAB (6.028% due 08/15/2030)	4.2%
	Idaho Hsg & Fin GRAVEE BAB A-2 (5.379% due 07/15/2020)	3.8%
	Oklahoma City Fin. Auth. Ed. Lease Rev. (6.60% due 09/01/2022)	3.7%
	Federal Home Loan Bank (5.375% due 09/09/2016)	3.5%
	Conoco Phillips (6.00% due 01/15/2020)	3.5%
	City of Burlington Taxable GO 2009 Series B (5.75% due 11/01/2028)	3.4%
	Goldman Sachs (5.95% due 01/15/2027)	3.3%
	Federal Farm Credit Bank (4.50% due 01/05/2018)	3.3%

10 | May 31, 2010 Semi-Annual Report

Sextant Bond Income Fund

Schedule of Investments
Issuer	Coupon / Maturity	Face Amount	Market Value	Percentage of Assets
Automotive
AutoZone	5.50% due 11/15/2015	$95,000	$103,096	2.1%

Banking
CitiCorp	7.25% due 10/15/2011	50,000	53,104	1.1%

Building
Lowe's Companies	8.25% due 06/01/2010	50,000	50,000	1.0%
Masco	7.125% due 08/15/2013	60,000	63,245	1.3%
		110,000	113,245	2.3%

Chemicals
Air Products & Chemicals	8.75% due 04/15/2021	50,000	67,329	1.4%

Electronics
Phillips Electronics	7.25% due 08/15/2013	75,000	85,782	1.8%

Energy
Baker Hughes	6.875% due 01/15/2029	100,000	117,568	2.4%
Conoco Phillips	6.00% due 01/15/2020	150,000	171,046	3.5%
		250,000	288,614	5.9%

Finance
Goldman Sachs	5.95% due 01/15/2027	180,000	162,571	3.3%
Morgan Stanley Dean Witter	6.75% due 10/15/2013	50,000	54,756	1.1%
Paine Webber Group	7.625% due 02/15/2014	50,000	55,533	1.1%
		280,000	272,860	5.5%

Food Production
ConAgra	7.875% due 09/15/2010	4,000	4,074	0.1%
Hershey Foods	6.95% due 08/15/2012	50,000	56,032	1.1%
H.J. Heinz	6.00% due 03/15/2012	75,000	80,772	1.7%
		129,000	140,878	2.9%

Insurance
Allstate	7.50% due 6/15/2013	50,000	56,991	1.2%
Progressive	7.00% due 10/01/2013	75,000	82,472	1.7%
Travelers Companies	5.50% due 12/01/2015	125,000	139,131	2.8%
		250,000	278,594	5.7%

Machinery
Caterpillar	9.375% due 08/15/2011	40,000	43,822	0.9%
Deere & Co.	8.10% due 05/15/2030	95,000	125,807	2.6%
		135,000	169,629	3.5%

Medical
Pharmacia	6.50% due 12/01/2018	100,000	117,461	2.4%

Continued on next page.

The accompanying notes are an integral part of these financial statements.

May 31, 2010 Semi-Annual Report | 11

Sextant Bond Income Fund

Schedule of Investments
Issuer	Coupon / Maturity	Face Amount	Market Value	Percentage of Assets
Metal Ores
BHP Finance U.S.A.	5.25% due 12/15/2015	$125,000	$138,502	2.8%

Municipal General Obligation
City of Burlington Taxable GO 2009 Series B	5.75% due 11/01/2028	160,000	164,557	3.4%
Dell Rapids SD 49-3	6.257% due 01/15/2030	200,000	206,004	4.2%
Dupage Co. II CCD #502	5.50% due 01/01/2026	150,000	152,302	3.1%
Idaho Hsg & Fin GRAVEE BAB A-2	5.379% due 07/15/2020	180,000	184,313	3.8%
Milan Co. MI Area Schools	6.45% due 05/01/2024	150,000	155,284	3.2%
San Marcos Texas ULTD GO BAB	6.028% due 08/15/2030	200,000	205,112	4.2%
		1,040,000	1,067,572	21.9%

Municipal Revenue
Graves Co. KY SCD Bldg. Lease Rev.	5.95% due 06/01/2024	150,000	152,143	3.1%
Oklahoma City Fin. Auth. Ed. Lease Rev.	6.60% due 09/01/2022	160,000	177,773	3.7%
		310,000	329,916	6.8%

Retail
Dayton Hudson (Target Stores)	10.00% due 01/01/2011	50,000	52,497	1.1%
Wal-Mart Stores	7.25% due 06/01/2013	45,000	51,991	1.0%
		95,000	104,488	2.1%

Telecommunications
Cingular Wireless (AT&T)	7.125% due 12/15/2031	140,000	158,491	3.2%

Transportation
SeaRiver Maritime	0.00% due 09/01/2012	225,000	212,943	4.4%
Southwest Airlines	6.50% due 03/01/2012	75,000	79,943	1.6%
		300,000	292,886	6.0%

U.S. Government Agency
Federal Farm Credit Bank	4.50% due 01/05/2018	150,000	162,375	3.3%
Federal Home Loan Bank	5.375% due 09/09/2016	150,000	171,288	3.5%
		300,000	333,663	6.8%

Utilities
Commonwealth Edison	7.50% due 07/01/2013	50,000	56,500	1.2%
Florida Power & Light	5.95% due 10/01/2033	100,000	106,247	2.2%
		150,000	162,747	3.4%

Total investments	(Cost = $4,090,353)	$3,984,000	4,278,857	87.6%
Other assets (net of liabilities)			603,281	12.4%
Total net assets			$4,882,138	100.0%

The accompanying notes are an integral part of these financial statements.

12 | May 31, 2010 Semi-Annual Report

Sextant Bond Income Fund

Statement of Assets and Liabilities
As of May 31, 2010

Assets
Investments in securities, at value (Cost $4,090,353)	$4,278,857
Cash	534,029
Interest receivable	70,341
Receivable for Fund shares sold	407
Insurance reserve premium	400
Total assets		4,884,034
Liabilities
Accrued distribution fee	1,018
Accrued expenses	351
Payable to affilliates	351
Distributions payable	176
Total liabilities		1,896
Net assets		$4,882,138

Analysis of net assets
Paid-in capital (unlimited shares authorized, without par value)	$4,776,584
Distribution in excess	(5)
Unrealized net appreciation on investments	188,504
Accumulated net realized loss	(82,945)
Net assets applicable to Fund shares outstanding		$4,882,138

Fund shares outstanding		987,869

Net asset value, offering and redemption price per share		$4.94

Statement of Operations
Period ended May 31, 2010

Investment income
Interest income	$104,050
Gross investment income		104,050
Expenses
Investment adviser fees	8,910
Filing and registration fees	6,534
Distribution fees	5,255
Audit fees	1,624
Trustee fees	1,290
Insurance	885
Printing and postage	699
Chief Compliance Officer expenses	602
Legal fees	322
Other expenses	441
Custodian fees	105
Total gross expenses	26,667
Less adviser fees waived	(7,518)
Less custodian fee credits	(105)
Net expenses		19,044
Net investment income		$85,006

Net realized loss on securities sold		$(126)
Net decrease in unrealized appreciation on investments		(4,245)
Net loss on investments		$(4,371)

Net increase in net assets resulting from operations		$80,635

Bond Quality Diversification

Based on net assets as of May 31, 2010.

Source: Moody's Investors Services. When ratings are not available from Moody's, Standard and Poor's is used as a supplemental source.

The accompanying notes are an integral part of these financial statements.

May 31, 2010 Semi-Annual Report | 13

Sextant Bond Income Fund

Statements of Changes in Net Assets	Period ended May 31, 2010	Year ended Nov. 30, 2009
Increase (decrease) in net assets from operations:
From operations
Net investment income	$85,006	$159,330
Net realized loss on investments	(126)	(20,467)
Net increase (decrease) in unrealized appreciation	(4,245)	400,886
Net increase in net assets	80,635	539,749
Distributions to shareholders from
Net investment income	(85,011)	(160,437)
Capital share transactions
Proceeds from sales of shares	1,059,808	406,223
Value of shares issued in reinvestment of dividends	83,697	158,456
Early redemption fees retained	10	-
Cost of shares redeemed	(208,275)	(298,840)
Net increase in net assets	935,240	265,839
Total increase in net assets	930,864	645,151

Net assets
Beginning of period	3,951,274	3,306,123
End of period	$4,882,138	$3,951,274

Shares of the Fund sold and redeemed
Number of shares sold	216,258	86,317
Number of shares issued in reinvestment of dividends	17,111	33,500
Number of shares redeemed	(42,929)	(64,168)
Net increase in number of shares outstanding	190,440	55,649

Financial Highlights	Period ended	For Year Ended November 30,
Selected data per share of outstanding capital stock throughout each period:	May 31, 2010	2009	2008	2007	2006	2005
Net asset value at beginning of period	$4.96	$4.46	$4.91	$4.92	$4.92	$5.06
Income from investment operations
Net investment income	0.10	0.21	0.22	0.22	0.22	0.21
Net gain (loss) on securities (both realized and unrealized)	(0.02)	0.50	(0.45)	(0.01)	0.00²	(0.14)
Total from investment operations	0.08	0.71	(0.23)	0.21	0.22	0.07
Less distributions
Dividends (from net investment income)	(0.10)	(0.21)	(0.22)	(0.22)	(0.22)	(0.21)
Total distributions	(0.10)	(0.21)	(0.22)	(0.22)	(0.22)	(0.21)
Paid-in capital from early redemption fees¹	0.00²	-	0.00²	0.00²	0.00²	0.00²

Net asset value at end of period	$4.94	$4.96	$4.46	$4.91	$4.92	$4.92

Total return	1.62%	16.33%	(4.80)%	4.53%	4.73%	1.40%

Ratios / supplemental data
Net assets ($000), end of period	$4,882	$3,951	$3,306	$3,412	$3,384	$3,050
Ratio of expenses to average net assets
Before fee waivers and custodian fee credits	0.63%	1.70%	1.45%	1.38%	1.27%	0.97%
After fee waivers and custodian fee credits	0.45%	0.89%	0.91%	0.90%	0.90%	0.94%
Ratio of net investment income after fee waivers and custodian fee credits to average net assets	2.02%	4.46%	4.68%	4.64%	4.64%	4.26%
Portfolio turnover rate	6%	38%	9%	22%	36%	4%
¹Early redemption fee adopted March 29,2005	²Amount is less than $0.01

The accompanying notes are an integral part of these financial statements.

14 | May 31, 2010 Semi-Annual Report

Sextant Core Fund

Performance Summary

Average Annual Returns as of May 31, 2010
	1 Year	5 Years	10 Years	Expense Ratio¹
Sextant Core Fund	12.78%	N/A	N/A	1.78%
Dow Jones Moderate U.S. Portfolio Index	16.45%	4.01%	4.70%	N/A

Growth of $10,000

Comparison of any mutual fund to a market index must be made bearing in mind that the index is unmanaged, and expense-free. Conversely, the fund will (1) be actively managed, (2) have an objective other than mirroring the index, such as limiting risk, (3) bear transaction and other costs, (4) stand ready to buy and sell its securities to shareowners on a daily basis, and (5) provide a wide range of services. The graph compares $10,000 invested in the Fund on March 30, 2007 to an identical amount invested in the index, which reflects the types of securities in which the Fund invests. The graph shows that an investment in the Fund would have risen to $10,051 versus $9,869 in the index.
Past performance does not guarantee future results. The "Growth of $10,000" graph and "Average Annual Returns" performance table assume the reinvestment of dividends and capital gains. They do not reflect the deduction of taxes that a shareowner might pay on fund distributions or the redemption of fund shares, nor do they reflect the potential deduction of a 2% redemption fee on shares held less than 90 calendar days.

¹ By regulation, the expense ratio for the Fund shown in this table is as of the Fund's most recent prospectus dated March 30, 2010, incorporating results for the for the fiscal year ending November 30, 2009 and differs from expense ratios shown elsewhere in this report as they represent different fiscal periods.

Fund Objective

The objectives of the Core Fund are long-term appreciation and capital preservation. It began operations March 30, 2007.

Industry Allocation	Top Ten Holdings
	% of Fund Assets
Industry weightings are shown as a percentage of net assets.	U.S. Treasury Bond 8.125% due 08/15/2021	4.6%
	Genentech 4.40% due 07/15/2010	3.3%
	U.S. Treasury Bond 5.50% due 08/15/2028	2.6%
	E.I. du Pont de Nemours 5.25% due 12/15/2016	2.4%
	Emerson Electric 5.375% due 10/15/2017	2.4%
	Home Depot 5.40% due 03/1/2016	2.4%
	Bellsouth 4.75% due 11/15/2012	2.3%
	SeaRiver Maritime 0.00% due 09/01/2012	2.3%
	Verizon New England 6.50% due 09/15/2011	2.3%
	Berkley WR 5.875% due 02/15/2013	2.2%

May 31, 2010 Semi-Annual Report | 15

Sextant Core Fund

Schedule of Investments
Equities — 54.1%
Common Stocks	Symbol	Number of Shares	Cost	Market Value	Country¹	Percentage of Assets
Aerospace
Lockheed Martin	LMT	400	$38,856	$31,968		0.7%

Banking
Australia & New Zealand Banking Group ADS	ANZBY	3,000	67,943	57,210	Australia	1.2%
JP Morgan Chase	JPM	550	20,563	21,769		0.5%
Nomura Holdings ADR	NMR	700	14,469	4,319	Japan	0.1%
PNC Bank	PNC	600	42,748	37,650		0.8%
Toronto-Dominion Bank	TD	550	35,553	37,659	Canada	0.8%
Visa	V	500	45,644	36,230		0.8%
Washington Federal	WFSL	2,000	41,520	34,560		0.8%
			268,440	229,397		5.0%

Building
CRH ADS	CRH	600	26,439	13,596	Ireland	0.3%
Lowe's Companies	LOW	900	28,519	22,275		0.5%
			54,958	35,871		0.8%

Chemicals
BASF ADS	BASFY	400	22,550	20,900	Germany	0.5%
Praxair	PX	700	44,349	54,320		1.2%
RPM International	RPM	1,000	23,110	19,810		0.4%
			90,009	95,030		2.1%

Computer Hardware
Taiwan Semiconductor ADS	TSM	4,034	34,590	39,332	Taiwan	0.9%

Computers
Adobe Systems²	ADBE	1,100	45,474	35,288		0.8%
Apple²	AAPL	250	28,478	64,220		1.4%
Hewlett-Packard	HPQ	1,000	37,989	46,010		1.0%
			111,941	145,518		3.2%

Cosmetics & Toiletries
Procter & Gamble	PG	900	58,842	54,981		1.2%

Diversified Operations
Honeywell International	HON	850	42,855	36,355		0.8%
3M	MMM	600	50,092	47,586		1.1%
Tomkins ADS	TKS	750	15,945	10,500	United Kingdom	0.2%
			108,892	94,441		2.1%

Energy
Arch Coal	ACI	2,000	36,980	43,100		0.9%
ConocoPhillips	COP	1,250	79,855	64,825		1.4%

Continued on next page.

The accompanying notes are an integral part of these financial statements.

16 | May 31, 2010 Semi-Annual Report

Sextant Core Fund

Schedule of Investments
Equities — 54.1%
Common Stocks	Symbol	Number of Shares	Cost	Market Value	Country¹	Percentage of Assets
Energy (continued)
Devon Energy	DVN	1,000	$69,288	$63,850		1.4%
Noble	NE	1,600	69,406	46,512	Switzerland	1.0%
StatoilHydro ADS	STO	2,003	49,259	40,260	Norway	0.9%
Total ADS	TOT	1,100	60,835	51,293		1.1%
Williams Companies	WMB	3,000	48,330	59,250		1.3%
			413,953	369,090		8.0%

Food Production
General Mills	GIS	1,000	57,763	71,230		1.5%
Heinz (H.J.)	HNZ	1,000	35,739	44,180		1.0%
PepsiCo	PEP	1,000	66,423	62,890		1.4%
Unilever ADS	UL	1,600	51,119	43,264	United Kingdom	0.9%
			211,044	221,564		4.8%

Hotels & Motels
Orient-Express Hotels Class A²	OEH	1,000	56,450	10,090	Bermuda	0.2%

Instruments — Control
Parker Hannifin	PH	450	25,890	27,657		0.6%

Insurance
Chubb	CB	750	39,270	37,680		0.8%
ING Groep ADS²	ING	742	19,135	5,877	Netherlands	0.1%
			58,405	43,557		0.9%

Medical
Eli Lilly	LLY	1,000	54,703	32,790		0.7%
Express Scripts²	ESRX	500	28,150	50,300		1.1%
GlaxoSmithKline ADS	GSK	500	26,859	16,730	United Kingdom	0.4%
Humana²	HUM	1,000	37,627	46,050		1.0%
Johnson & Johnson	JNJ	700	43,180	40,810		0.9%
Monsanto	MON	600	49,387	30,522		0.7%
Novartis ADR	NVS	800	35,586	36,008	Switzerland	0.8%
Novo Nordisk ADS	NVO	400	18,098	30,728	Denmark	0.7%
Genzyme²	GENZ	400	22,062	19,460		0.4%
UnitedHealth Group	UNH	2,000	83,055	58,140		1.2%
			398,707	361,538		7.9%

Metal Ores
Alcoa	AA	2,000	56,062	23,280		0.5%
Anglo American ADR²	AAUKY	1,119	33,771	21,272	South Africa	0.5%
BHP Billiton ADS	BHP	650	31,866	42,146	Australia	0.9%
Freeport-McMoRan Copper & Gold Class B²	FCX	200	13,324	14,010		0.3%
			135,023	100,708		2.2%

Continued on next page.

The accompanying notes are an integral part of these financial statements.

May 31, 2010 Semi-Annual Report | 17

Sextant Core Fund

Schedule of Investments
Equities — 54.1%
Common Stocks	Symbol	Number of Shares	Cost	Market Value	Country¹	Percentage of Assets
Paper & Paper Products
Kimberly-Clark	KMB	625	$43,002	$37,937		0.8%

Publishing
McGraw-Hill	MHP	1,000	58,293	27,800		0.6%
Pearson ADS	PSO	3,100	46,698	42,656	United Kingdom	0.9%
			104,991	70,456		1.5%

Shoes & Related Apparel
Nike Class B	NKE	900	51,646	65,142		1.4%

Steel
Nucor	NUE	800	48,085	34,440		0.7%

Telecommunications
AT&T	T	2,600	78,553	63,180		1.4%
China Mobile ADS	CHL	500	23,058	23,285	China	0.5%
Harris	HRS	550	26,585	25,800		0.6%
Telefonica ADS	TEF	500	37,082	28,685	Spain	0.6%
			165,278	140,950		3.1%

Tools
Stanley Black & Decker	SWK	446	29,654	24,882		0.5%

Transportation
Allegiant Travel	ALGT	1,000	42,019	55,290		1.2%
Canadian National Railway	CNI	800	40,237	45,896	Canada	1.0%
LAN Airlines ADS	LFL	3,500	48,996	65,100	Chile	1.4%
			131,252	166,286		3.6%

Utilities
FPL Group	FPL	600	36,752	29,958		0.7%
IDACORP	IDA	900	30,463	29,745		0.6%
NRG Energy²	NRG	1,200	29,348	28,020		0.6%
			96,563	87,723		1.9%

Total equities			$2,736,471	$2,488,558		54.1%

Bonds — 35.6%
Issuer	Coupon / Maturity	Face Amount	Market Value	Percentage of Assets
Building Products
Home Depot	5.40% due 03/01/2016	$100,000	$108,802	2.4%

Chemicals
E.I. du Pont de Nemours	5.25% due 12/15/2016	100,000	111,429	2.4%

Continued on next page.

The accompanying notes are an integral part of these financial statements.

18 | May 31, 2010 Semi-Annual Report

Sextant Core Fund

Schedule of Investments
Bonds — 35.6%
Issuer	Coupon / Maturity	Face Amount	Market Value	Percentage of Assets
Electronics
Emerson Electric	5.375% due 10/15/2017	$100,000	$110,644	2.4%

Finance Services
Western Union	5.93% due 10/01/2016	30,000	$32,862	0.7%

Insurance
Berkley WR	5.875% due 02/15/2013	100,000	103,485	2.2%

Medical
Genentech	4.40% due 07/15/2010	150,000	150,674	3.3%

Office Equipment
Staples	7.375% due 10/01/2012	90,000	100,209	2.2%
Xerox	7.625% due 06/15/2013	100,000	101,746	2.2%
		190,000	201,955	4.4%

Telecommunications
Bellsouth	4.75% due 11/15/2012	100,000	106,892	2.3%
Verizon New England	6.50% due 09/15/2011	100,000	105,987	2.3%
		200,000	212,879	4.6%

Transportation
CSX	6.75% due 03/15/2011	95,000	98,821	2.1%
SeaRiver Maritime	0.00% due 09/01/2012	112,000	105,998	2.3%
		207,000	204,819	4.4%

U.S. Government
U.S. Treasury Bond	8.125% due 08/15/2021	150,000	213,375	4.6%
U.S. Treasury Bond	5.50% due 08/15/2028	100,000	119,016	2.6%
U.S. Treasury Bond	5.375% due 02/15/2031	60,000	70,875	1.6%
		310,000	403,266	8.8%

Total bonds		$1,487,000	$1,640,815	35.6%

Total investments	(Cost=$4,316,772)		4,129,373	89.7%
Other assets (net of liabilities)			476,567	10.3%
Total net assets			$4,605,940	100.0%
¹Equities are issued from U.S. Domestic companies where no Country is listed. ²Non-income producing. ADS: American Depositary Share ADR:American Depositary Receipt

The accompanying notes are an integral part of these financial statements.

May 31, 2010 Semi-Annual Report | 19

Sextant Core Fund

Statement of Assets and Liabilities
As of May 31, 2010

Assets
Investments in securities, at value (Cost $4,316,772)	$4,129,373
Cash	444,190
Dividends and interest receivable	32,793
Receivable for Fund shares sold	2,173
Total assets		4,608,529
Liabilities
Payable for Fund shares redeemed	5,000
Payable to affiliates	2,404
Accrued distribution fee	982
Accrued expenses	(5,797)
Total liabilities		2,589
Net assets		$4,605,940

Analysis of net assets
Paid-in capital (unlimited shares authorized, without par value)	$4,898,061
Undistributed net investment income	47,637
Accumulated net realized loss	(152,359)
Unrealized net depreciation on investments	(187,399)
Net assets applicable to Fund shares outstanding		$4,605,940

Fund shares outstanding		481,750

Net asset value, offering and redemption price per share		$9.56

Statement of Operations
Period ended May 31, 2010

Investment income
Interest income	$36,125
Dividend income (net of foreign tax of $1,932)	32,637
Miscellaneous income	50
Gross investment income		68,812
Expenses
Investment adviser fees	7,582
Distribution fees	5,474
Filing and registration fees	3,130
Audit fees	1,499
Other expenses	939
Printing and postage	881
Chief Compliance Officer expenses	783
Trustee fees	600
Administration fees	189
Custodian fees	109
Legal fees	98
Total gross expenses	21,284
Less custodian fee credits	(109)
Net expenses		21,175
Net investment income		$47,637

Net realized loss from investments		$(14,481)
Net decrease in unrealized appreciation on investments		(47,585)
Net loss on investments		$(62,066)

Net decrease in net assets resulting from operations		$(14,429)

Bond Quality Diversification

Based on net assets as of May 31, 2010.

Source: Moody's Investors Services. When ratings are not available from Moody's, Standard and Poor's is used as a supplemental source.

The accompanying notes are an integral part of these financial statements.

20 | May 31, 2010 Semi-Annual Report

Sextant Core Fund

Statements of Changes in Net Assets	Period ended May 31, 2010	Year ended Nov. 30, 2009
Increase (decrease) in net assets from operations:
From operations
Net investment income	$47,637	$53,888
Net realized loss on investments	(14,481)	(62,995)
Net increase (decrease) in unrealized appreciation	(47,585)	661,304
Net increase (decrease) in net assets	(14,429)	652,197
Distributions to shareholders from
Net investment income	-	(54,992)
Capital share transactions
Proceeds from sales of shares	576,539	1,191,517
Value of shares issued in reinvestment of dividends	-	54,992
Early redemption fees retained	8	-
Cost of shares redeemed	(126,997)	(754,617)
Net increase in net assets	449,550	491,892
Total increase in net assets	435,121	1,089,097

Net assets
Beginning of period	4,170,819	3,081,722
End of period	$4,605,940	$4,170,819

Shares of the Fund sold and redeemed
Number of shares sold	59,084	141,315
Number of shares issued in reinvestment of dividends	-	5,740
Number of shares redeemed	(12,927)	(98,320)
Net increase in number of shares outstanding	46,157	48,735

Financial Highlights	Period ended	Year ended Nov. 30,		Period ended
Selected data per share of outstanding capital stock throughout each period:	May 31, 2010	2009	2008	Nov. 30, 2007¹
Net asset value at beginning of period	$9.58	$7.97	$10.67	$10.00
Income from investment operations
Net investment income	0.14	0.13	0.19	0.12
Net gain (loss) on securities (both realized and unrealized)	-0.16	1.61	(2.70)	0.69
Total from investment operations	-0.02	1.74	(2.51)	0.81
Less distributions
Dividends (from net investment income)	-	(0.13)	(0.19)	(0.12)
Distribution in excess (from net investment income)	-	-	-	(0.02)
Return of capital	-	-	0.00²	-
Total distributions	-	(0.13)	(0.19)	(0.14)
Paid-in capital from early redemption fees	0.00²	-	-	0.00²

Net asset value at end of period	$9.56	$9.58	$7.97	$10.67

Total return	(0.21)%	21.81%	(23.52)%	8.12%³

Ratios / supplemental data
Net assets ($000), end of period	$4,606	$4,171	$3,082	$3,907
Ratio of expenses to average net assets
Before custodian fee credits	0.48%	1.78%	1.54%	1.35%[4]
After custodian fee credits	0.48%	1.78%	1.53%	1.21%[4]
Ratio of net investment income after custodian fee credits to average net assets	1.57%	1.57%	1.89%	2.08%[4]
Portfolio turnover rate	1%	40%	16%	7%³
¹Fund commenced operations March 30, 2007 ²Amount is less than $0.01 ³Since inception March 30, 2007; not annualized [4]Annualized

The accompanying notes are an integral part of these financial statements.

May 31, 2010 Semi-Annual Report | 21

Sextant Growth Fund

Performance Summary

Average Annual Returns as of May 31, 2010
	1 Year	5 Years	10 Years	Expense Ratio¹
Sextant Growth Fund	19.88%	3.54%	3.32%	1.34%
S&P 500 Index	20.99%	0.31%	-0.82%	N/A

Growth of $10,000

Comparison of any mutual fund to a market index must be made bearing in mind that the index is unmanaged, and expense-free. Conversely, the fund will (1) be actively managed, (2) have an objective other than mirroring the index, such as limiting risk, (3) bear transaction and other costs, (4) stand ready to buy and sell its securities to shareowners on a daily basis, and (5) provide a wide range of services. The graph compares $10,000 invested in the Fund on May 31, 2000 to an identical amount invested in the index, which reflects the types of securities in which the Fund invests. The graph shows that an investment in the Fund would have risen to $13,869 versus $7,687 in the index.
Past performance does not guarantee future results. The "Growth of $10,000" graph and "Average Annual Returns" performance table assume the reinvestment of dividends and capital gains. They do not reflect the deduction of taxes that a shareowner might pay on fund distributions or the redemption of fund shares, nor do they reflect the potential deduction of a 2% redemption fee on shares held less than 90 calendar days.

¹ By regulation, the expense ratio for the Fund shown in this table is as of the Fund's most recent prospectus dated March 30, 2010, incorporating results for the for the fiscal year ending November 30, 2009 and differs from expense ratios shown elsewhere in this report as they represent different fiscal periods.

Fund Objective

The objective of the Growth Fund is long-term capital growth.

Industry Allocation	Top Ten Holdings
	% of Fund Assets
Industry weightings are shown as a percentage of net assets.	Apple	8.8%
	Allegiant Travel	3.8%
	Amazon.com	3.2%
	Dr. Pepper Snapple Group	2.6%
	Johnson & Johnson	2.5%
	Alaska Air	2.0%
	Intuit	1.8%
	Honeywell International	1.8%
	Best Buy	1.8%
	Agilent Technologies	1.8%

22 | May 31, 2010 Semi-Annual Report

Sextant Growth Fund

Schedule of Investments
Common Stocks	Symbol	Number of Shares	Cost	Market Value	Percentage of Assets
Banking
Banner	BANR	50,000	$149,975	$215,500	0.9%
Washington Banking	WBCO	10,000	111,246	131,300	0.6%
Washington Federal	WFSL	15,000	305,250	259,200	1.1%
			566,471	606,000	2.6%

Building
KB Home	KBH	20,000	272,854	289,600	1.2%
Lowe's Companies	LOW	15,000	295,388	371,250	1.6%
Weyerhaeuser	WY	9,000	416,645	383,220	1.7%
			984,887	1,044,070	4.5%

Computers
Adobe Systems¹	ADBE	7,600	39,971	243,808	1.0%
Apple¹	AAPL	8,000	67,473	2,055,040	8.8%
Hewlett-Packard	HPQ	7,000	157,040	322,070	1.4%
Intuit¹	INTU	12,000	302,027	428,880	1.8%
Oracle	ORCL	15,000	115,139	338,550	1.5%
			681,650	3,388,348	14.5%

Diversified Operations
Honeywell International	HON	10,000	330,476	427,700	1.8%
Raytheon Company	RTN	6,500	348,174	340,665	1.5%
			678,650	768,365	3.3%

Electronics
Advanced Micro Devices¹	AMD	20,000	139,886	171,400	0.8%
Agilent Technologies¹	A	13,000	312,921	420,680	1.8%
Trimble Navigation¹	TRMB	14,000	202,081	402,220	1.7%
			654,888	994,300	4.3%

Energy
Devon Energy	DVN	6,000	381,365	383,100	1.6%
Noble	NE	10,000	209,724	290,700	1.3%
Spectra Energy	SE	13,000	236,250	260,130	1.1%
			827,339	933,930	4.0%

Finance
Charles Schwab	SCHW	25,000	79,726	408,500	1.7%
E*TRADE Financial¹	ETFC	150,000	267,000	222,000	1.0%
Visa	V	3,000	263,220	217,380	0.9%
			609,946	847,880	3.6%

Food Production
Dr. Pepper Snapple Group	DPS	16,000	383,381	605,760	2.6%
PepsiCo	PEP	6,000	330,575	377,340	1.6%
			713,956	983,100	4.2%

Continued on next page.

The accompanying notes are an integral part of these financial statements.

May 31, 2010 Semi-Annual Report | 23

Sextant Growth Fund

Schedule of Investments
Common Stocks	Symbol	Number of Shares	Cost	Market Value	Percentage of Assets
Hotels & Motels
Red Lion Hotels¹	RLH	50,000	$224,859	$329,500	1.4%

Insurance
Chubb	CB	7,000	308,505	351,680	1.5%

Legal
FTI Consulting¹	FCN	5,000	227,007	213,800	0.9%

Medical
Abbott Laboratories	ABT	7,000	305,488	332,920	1.4%
Amgen¹	AMGN	3,700	111,703	191,586	0.8%
AmSurg¹	AMSG	15,000	324,804	297,000	1.3%
Johnson & Johnson	JNJ	10,000	642,017	583,000	2.5%
Pharmaceutical Product Development	PPDI	15,000	67,174	402,600	1.7%
VCA Antech¹	WOOF	8,000	209,048	208,480	0.9%
			1,660,234	2,015,586	8.6%

Metal Ores
AK Steel Holding	AKS	10,000	173,789	149,600	0.6%
Alcoa	AA	30,000	394,483	349,200	1.5%
			568,272	498,800	2.1%

Publishing
John Wiley & Sons Class A	JW/A	8,000	235,103	316,800	1.4%

Real Estate
LoopNet¹	LOOP	20,000	156,091	219,200	0.9%

Retail
Amazon.com¹	AMZN	6,000	260,090	752,760	3.2%
Bed Bath & Beyond¹	BBBY	9,000	331,221	403,830	1.7%
Best Buy	BBY	10,000	454,356	422,500	1.8%
CVS Caremark	CVS	10,000	339,270	346,300	1.5%
Coach	COH	6,000	213,255	246,660	1.1%
Staples	SPLS	6,000	144,720	129,120	0.6%
			1,742,912	2,301,170	9.9%

Steel
Nucor	NUE	4,000	189,851	172,200	0.7%

Telecommunications
AT&T	T	10,000	232,700	243,000	1.0%

Tools
Lincoln Electric Holdings	LECO	4,000	180,617	223,200	1.0%
Regal-Beloit	RBC	5,500	173,846	331,595	1.4%

Continued on next page.

The accompanying notes are an integral part of these financial statements.

24 | May 31, 2010 Semi-Annual Report

Sextant Growth Fund

Schedule of Investments
Common Stocks	Symbol	Number of Shares	Cost	Market Value	Percentage of Assets
Tools (continued)
Stanley Black & Decker	SWK	3,000	$190,295	$167,370	0.7%
			544,758	722,165	3.1%

Transportation
Alaska Air¹	ALK	10,000	286,762	467,000	2.0%
Allegiant Travel	ALGT	16,000	683,659	884,640	3.8%
Norfolk Southern	NSC	7,000	318,942	395,220	1.7%
United Parcel Service Class B	UPS	6,000	395,746	376,560	1.6%
			1,685,109	2,123,420	9.1%

Utilities
Duke Energy	DUK	10,000	172,211	159,600	0.7%
FPL Group	FPL	7,000	244,409	349,510	1.5%
IDACORP	IDA	10,000	301,145	330,500	1.4%
NRG Energy¹	NRG	10,000	234,150	233,500	1.0%
Piedmont Natural Gas	PNY	8,000	220,875	203,280	0.9%
Sempra Energy	SRE	6,000	276,535	276,000	1.2%
			1,449,325	1,552,390	6.7%

Total investments			$14,942,513	20,625,704	88.3%
Other assets (net of liabilities)				2,721,034	11.7%
Total net assets				$23,346,738	100.0%
¹Non-income producing

The accompanying notes are an integral part of these financial statements.

May 31, 2010 Semi-Annual Report | 25

Sextant Growth Fund

Statement of Assets and Liabilities
As of May 31, 2010

Assets
Investments in securities, at value (Cost $14,942,513)	$20,625,704
Cash	2,687,425
Dividends receivable	36,590
Receivable for Fund shares sold	3,232
Insurance reserve premium	1,215
Total assets		23,354,166
Liabilities
Payable to affiliates	6,615
Accrued distribution fee	4,847
Payable for Fund shares redeemed	3,960
Accrued expenses	(7,994)
Total liabilities		7,428
Net assets		$23,346,738

Analysis of net assets
Paid-in capital (unlimited shares authorized, without par value)	$18,311,969
Undistributed net investment income	53,417
Unrealized net appreciation on investments	5,683,191
Accumulated net realized loss	(701,839)
Net assets applicable to Fund shares outstanding		$23,346,738

Fund shares outstanding		1,381,342

Net asset value, offering and redemption price per share		$16.90

Statement of Operations
Period ended May 31, 2010

Investment income
Dividend income	$148,223
Miscellaneous income	142
Gross investment income		148,365
Expenses
Investment adviser fees	37,819
Distribution fees	27,875
Filing and registration fees	7,338
Audit fees	6,938
Trustee fees	4,113
Printing and postage	3,707
Other expenses	3,416
Chief Compliance Officer expenses	3,327
Custodian fees	557
Legal fees	415
Total gross expenses	95,505
Less custodian fee credits	(557)
Net expenses		94,948
Net investment income		$53,417

Net realized loss from investments		$(24,561)
Net increase in unrealized appreciation on investments		1,190,570
Net gain on investments		$1,166,009

Net increase in net assets resulting from operations		$1,219,426

The accompanying notes are an integral part of these financial statements.

26 | May 31, 2010 Semi-Annual Report

Sextant Growth Fund

Statements of Changes in Net Assets	Period ended May 31, 2010	Year ended Nov. 30, 2009
Increase (decrease) in net assets from operations:
From operations
Net investment income (loss)	$53,417	($43,120)
Net realized loss on investments	(24,561)	(568,894)
Net increase in unrealized appreciation	1,190,570	4,065,501
Net increase in net assets	1,219,426	3,453,487
Distributions to shareholders from
Net investment income	-	(4,892)
Capital share transactions
Proceeds from sales of shares	3,633,404	10,027,662
Value of shares issued in reinvestment of dividends	-	4,721
Early redemption fees retained	497	181
Cost of shares redeemed	(3,040,219)	(4,104,933)
Net increase in net assets	593,682	5,927,631
Total increase in net assets	1,813,108	9,376,226

Net assets
Beginning of period	21,533,630	12,157,404
End of period	$23,346,738	$21,533,630

Shares of the Fund sold and redeemed
Number of shares sold	215,313	732,266
Number of shares issued in reinvestment of dividends	-	295
Number of shares redeemed	(179,553)	(290,827)
Net increase in number of shares outstanding	35,760	441,734

Financial Highlights
Selected data per share of outstanding capital stock throughout each period:	Period ended	For Year Ended November 30,
	May 31, 2010	2009	2008	2007	2006	2005
Net asset value at beginning of period	$16.00	$13.45	$19.99	$18.66	$17.11	$14.20
Income from investment operations
Net investment income (loss)	0.04	(0.04)	0.04	0.01	(0.02)	(0.02)
Net gains (losses) on securities (both realized and unrealized)	0.86	2.59	(6.55)	1.80	1.74	2.96
Total from investment operations	0.90	2.55	(6.51)	1.81	1.72	2.94
Less distributions
Dividends (from net investment income)	-	(0.00)²	(0.03)	(0.01)	-	(0.00)²
Distributions (from capital gains)	-	-	(0.00)²	(0.47)	(0.17)	(0.03)
Total distributions	-	(0.00)²	(0.03)	(0.48)	(0.17)	(0.03)
Paid-in capital from early redemption fees¹	0.00²	0.00²	0.00²	0.00²	0.00²	0.00²

Net asset value at end of period	$16.90	$16.00	$13.45	$19.99	$18.66	$17.11

Total return	5.62%	18.98%	(32.58)%	9.74%	10.06%	20.76%

Ratios / supplemental data
Net assets ($000), end of period	$23,347	$21,534	$12,157	$15,996	$13,728	$9,006
Ratio of expenses to average net assets
Before custodian fee credits	0.43%	1.34%	1.25%	1.32%	1.25%	1.28%
After custodian fee credits	0.42%	1.34%	1.24%	1.30%	1.21%	1.24%
Ratio of net investment income (loss) after custodian fee credits to average net assets	(0.24)%	(0.25)%	0.20%	0.09%	(0.12)%	(0.17)%
Portfolio turnover rate	9%	7%	2%	3%	11%	4%
¹Early redemption fee adopted March 29, 2005	²Amount is less than $0.01

The accompanying notes are an integral part of these financial statements.

May 31, 2010 Semi-Annual Report | 27

Sextant International Fund

Performance Summary

Average Annual Returns as of May 31, 2010
	1 Year	5 Years	10 Years	Expense Ratio¹
Sextant International Fund	10.35%	7.21%	4.21%	1.14%
AMEX International Index	1.42%	2.60%	-0.31%	N/A

Growth of $10,000

Comparison of any mutual fund to a market index must be made bearing in mind that the index is unmanaged, and expense-free. Conversely, the fund will (1) be actively managed, (2) have an objective other than mirroring the index, such as limiting risk, (3) bear transaction and other costs, (4) stand ready to buy and sell its securities to shareowners on a daily basis, and (5) provide a wide range of services. The graph compares $10,000 invested in the Fund on May 31, 2000 to an identical amount invested in the index, which reflects the types of securities in which the Fund invests. The graph shows that an investment in the Fund would have risen to $15,102 versus $7,473 in the index.
Past performance does not guarantee future results. The "Growth of $10,000" graph and "Average Annual Returns" performance table assume the reinvestment of dividends and capital gains. They do not reflect the deduction of taxes that a shareowner might pay on fund distributions or the redemption of fund shares, nor do they reflect the potential deduction of a 2% redemption fee on shares held less than 90 calendar days.

¹ By regulation, the expense ratio for the Fund shown in this table is as of the Fund's most recent prospectus dated March 30, 2010, incorporating results for the for the fiscal year ending November 30, 2009 and differs from expense ratios shown elsewhere in this report as they represent different fiscal periods.

Fund Objective

The objective of the International Fund is long-term capital growth.

Industry Allocation	Top Ten Holdings
	% of Fund Assets
Industry weightings are shown as a percentage of net assets.	U.S. Treasury Bill (due 08/19/2010)	9.1%
	Teck Resources	3.1%
	LAN Airlines ADS	2.2%
	Copa Holdings	1.9%
	Novo Nordisk ADS	1.7%
	Infosys ADS	1.7%
	Lihir Gold ADS	1.7%
	Banco Santander ADS	1.6%
	Canadian Pacific Railway	1.6%
	BCE	1.6%

28 | May 31, 2010 Semi-Annual Report

Sextant International Fund

Schedule of Investments
Common Stocks — 64.4%	Symbol	Number of Shares	Cost	Market Value	Country	Percentage of Assets
Automotive
Nissan Motor ADS¹	NSANY	95,000	$1,237,551	$1,371,800	Japan	1.3%
Toyota Motor ADS	TM	20,000	1,496,296	1,446,800	Japan	1.3%
			2,733,847	2,818,600		2.6%

Banking
Australia & New Zealand Banking Group ADS	ANZBY	40,000	675,400	762,800	Australia	0.7%
AXA ADS	AXAHY	17,000	376,633	280,500	France	0.2%
Banco Bilbao Vizcaya Argentaria	BBVA	50,000	706,547	520,000	Spain	0.5%
Banco Santander ADS	STD	176,098	1,643,530	1,787,395	Spain	1.6%
ICICI Bank	IBN	30,000	655,803	1,103,700	India	1.0%
Mitsubishi UFJ Financial Group ADR	MTU	200,000	1,225,178	968,000	Japan	0.9%
Nomura Holdings ADR	NMR	30,000	351,958	185,100	Japan	0.2%
Toronto-Dominion Bank	TD	15,000	517,828	1,027,050	Canada	0.9%
			6,152,877	6,634,545		6.0%

Building
CRH ADS	CRH	10,000	204,050	226,600	Ireland	0.2%
Ritchie Bros. Auctioneers	RBA	30,000	634,727	611,400	Canada	0.6%
			838,777	838,000		0.8%

Chemicals
BASF ADS	BASFY	3,400	120,102	177,650	Germany	0.2%
Potash Corp. of Saskatchewan	POT	17,000	1,275,233	1,686,230	Canada	1.5%
			1,395,335	1,863,880		1.7%

Computers
Dassault Systems ADR	DASTY	10,000	502,877	575,500	France	0.5%
Infosys ADS	INFY	32,000	1,018,721	1,840,960	India	1.7%
Nice Systems ADS¹	NICE	10,000	320,000	298,200	Israel	0.3%
SAP ADS	SAP	12,000	470,438	509,160	Germany	0.4%
			2,312,036	3,223,820		2.9%

Energy
Cenovous Energy	CVE	40,000	958,280	1,077,600	Canada	1.0%
EnCana	ECA	40,000	1,097,867	1,234,000	Canada	1.1%
Repsol YPF ADS	REP	55,000	1,263,214	1,128,600	Spain	1.0%
StatoilHydro ADS	STO	30,173	716,086	606,477	Norway	0.5%
Total ADS	TOT	30,000	1,735,665	1,398,900	France	1.3%
Vestas Wind Systems ADR¹	VWDRY	25,000	410,750	397,250	Denmark	0.4%
			6,181,862	5,842,827		5.3%

Food Production
Coca-Cola Femsa ADS	KOF	20,000	727,730	1,330,400	Mexico	1.2%
Fomento Economico Mex ADS	FMX	20,000	826,024	843,600	Mexico	0.8%
Unilever ADS	UL	20,000	366,600	540,800	United Kingdom	0.5%
			1,920,354	2,714,800		2.5%

Games / Hobby Production
Nintendo ADR	NTDOY	17,000	718,849	619,650	Japan	0.6%

Continued on next page.

The accompanying notes are an integral part of these financial statements.

May 31, 2010 Semi-Annual Report | 29

Sextant International Fund

Schedule of Investments
Common Stocks — 64.4%	Symbol	Number of Shares	Cost	Market Value	Country	Percentage of Assets
Hotels & Motels
Orient-Express Hotels Class A¹	OEH	131,300	$1,105,574	$1,324,817	Bermuda	1.2%

Insurance
Aegon¹	AEG	100,000	556,884	570,000	Netherlands	0.5%
ING Groep ADS¹	ING	92,852	1,024,064	735,388	Netherlands	0.7%
			1,580,948	1,305,388		1.2%

Machinery
Nidec ADR	NJ	13,000	188,339	294,840	Japan	0.3%

Medical
American Oriental Bioengineering¹	AOB	100,000	511,188	310,000	China	0.3%
GlaxoSmithKline ADS	GSK	35,000	1,346,877	1,171,100	United Kingdom	1.1%
Novartis ADR	NVS	25,000	1,141,066	1,125,250	Switzerland	1.0%
Novo Nordisk ADS	NVO	25,000	1,631,867	1,920,500	Denmark	1.7%
Shire ADR	SHPGY	20,000	746,550	1,224,200	United Kingdom	1.1%
Teva Pharmaceutical Industries ADS	TEVA	30,000	1,443,438	1,644,600	Israel	1.5%
			6,820,986	7,395,650		6.7%

Metal Ores
Anglo American ADR¹	AAUKY	80,000	954,559	1,520,800	United Kingdom	1.4%
Barrick Gold	ABX	25,000	811,600	1,052,000	Canada	0.9%
BHP Billiton ADS	BHP	20,000	1,066,959	1,296,800	Australia	1.2%
Lihir Gold ADS¹	LIHR	55,000	1,267,878	1,839,200	Indonesia	1.7%
Rio Tinto ADS	RTP	16,000	541,668	737,600	United Kingdom	0.7%
Teck Resources¹	TCK	100,000	458,225	3,402,000	Canada	3.1%
Tenaris ADR	TS	2,500	95,290	92,800	Luxembourg	0.1%
Vale ADR	VALE	60,000	998,791	1,631,400	Brazil	1.5%
			6,194,970	11,572,600		10.6%

Office Equipment
Canon ADS	CAJ	11,000	363,902	449,680	Japan	0.4%

Paper & Paper Products
Fibria Celulose¹	FBR	45,500	550,799	726,180	Brazil	0.7%
Metso ADS	MXCYY	12,100	130,802	379,940	Finland	0.3%
UPM-Kymmene Oyj ADS	UPMKY	3,500	64,384	45,010	Finland	0.0%2
			745,985	1,151,130		1.0%

Publishing
Pearson ADS	PSO	90,000	1,021,914	1,238,400	United Kingdom	1.1%

Telecommunications
America Movil ADS	AMX	30,000	917,471	1,420,200	Mexico	1.3%
BCE	BCE	60,000	1,414,018	1,752,600	Canada	1.6%
China Mobile ADS	CHL	25,000	1,172,229	1,164,250	China	1.1%
China Techfaith Wireless ADR¹	CNTF	10,000	14,346	26,500	China	0.0%2
PT Indosat Tbk. ADR	IIT	20,000	539,605	554,600	Indonesia	0.5%
SK Telecom ADR	SKM	30,000	511,437	466,500	South Korea	0.4%

Continued on next page.

The accompanying notes are an integral part of these financial statements.

30 | May 31, 2010 Semi-Annual Report

Sextant International Fund

Schedule of Investments
Common Stocks — 64.4%	Symbol	Number of Shares	Cost	Market Value	Country	Percentage of Assets
Telecommunications (continued)
Telecom New Zealand ADS	NZT	20,000	$193,396	$127,600	New Zealand	0.1%
Telefonica ADS	TEF	25,000	1,513,574	1,434,250	Spain	1.3%
Telefonos de Mexico ADS Class L	TMX	30,000	489,451	422,100	Mexico	0.4%
Telus	TU	45,000	1,334,187	1,554,300	Canada	1.4%
Turkcell Iletisim Hizmetleri ADR	TKC	70,000	970,619	943,600	Turkey	0.9%
Vodaphone Group ADS	VOD	50,000	963,420	1,005,000	United Kingdom	0.9%
			10,033,753	10,871,500		9.9%

Transportation
Air France-KLM ADR¹	AFLYY	25,000	535,953	301,750	France	0.3%
Canadian Pacific Railway	CP	32,000	1,228,587	1,760,960	Canada	1.6%
Copa Holdings	CPA	40,000	2,126,275	2,040,000	Panama	1.9%
LAN Airlines ADS	LFL	130,000	1,191,580	2,418,000	Chile	2.2%
Ryanair Holdings ADS¹	RYAAY	20,000	623,100	470,800	Ireland	0.4%
			5,705,495	6,991,510		6.4%

Utilities
BG Group ADS	BRGYY	14,000	1,253,784	1,073,940	United Kingdom	1.0%
CPFL Energia ADR	CPL	15,000	810,244	905,400	Brazil	0.8%
Enersis ADS	ENI	65,000	1,024,863	1,225,250	Chile	1.1%
Korea Electric Power ADS¹	KEP	20,000	304,261	269,600	South Korea	0.3%
			3,393,152	3,474,190		3.2%

Total Equities		$59,408,955		$70,625,827		64.4%

Bonds — 9.1%	Maturity	Face Amount		Market Value		Percent of Assets
U.S. Government
U.S. Treasury Bill	Due 08/19/2010	$10,000,000		$9,996,710		9.1%

Total investments	(Cost = $69,405,997)			80,622,537		73.5%
Other assets (net of liabilities)				29,092,204		26.5%
Total net assets				$109,714,741		100.0%
¹Non-income producing ²Amount is less than 0.01% ADS: American Depositary Share ADR: American Depositary Receipt

Countries
% of Fund Assets
Canada	13.7%
United Kingdom	7.8%
Japan	5.0%
Spain	4.4%
Mexico	3.7%
Chile	3.3%
Brazil	3.0%
India	2.7%
France	2.3%
Indonesia	2.2%
Denmark	2.1%
Other countries < 2%	14.2%
Other assets	35.6%

The accompanying notes are an integral part of these financial statements.

May 31, 2010 Semi-Annual Report | 31

Sextant International Fund

Statement of Assets and Liabilities
As of May 31, 2010

Assets
Investments in securities, at value (Cost $69,405,997)	$80,622,537
Cash	28,749,918
Dividends and interest receivable	218,179
Receivable for Fund shares sold	204,719
Total assets		109,795,353
Liabilities
Payable for Fund shares redeemed	50,356
Payable to affiliates	48,493
Accrued distribution fee	23,911
Accrued expenses	(42,148)
Total liabilities		80,612
Net assets		$109,714,741

Analysis of net assets
Paid-in capital (unlimited shares authorized, without par value)	$97,951,824
Unrealized net appreciation on investments	11,216,540
Undistributed net income	501,529
Accumulated net gain on investments	44,848
Net assets applicable to Fund shares outstanding		$109,714,741

Fund shares outstanding		8,049,338

Net asset value, offering and redemption price per share		$13.63

Statement of Operations
Period ended May 31, 2010

Investment income
Dividend income (net foreign tax of $115,167)	$891,338
Interest income	185
Miscellaneous income	73
Gross investment income		891,596
Expenses
Investment adviser fees	204,006
Distribution fees	134,822
Audit fees	23,345
Filing and registration fees	7,877
Printing and postage	6,384
Other expenses	5,622
Trustee fees	4,586
Chief Compliance Officer expenses	2,985
Custodian fees	2,697
Legal fees	440
Total gross expenses	392,764
Less custodian fee credits	(2,697)
Net expenses		390,067
Net investment income		$501,529

Net realized gain from investments		$411,003
Net decrease in unrealized appreciation on investments		(4,632,553)
Net loss on investments		$(4,221,550)

Net decrease in net assets resulting from operations		$(3,720,021)

The accompanying notes are an integral part of these financial statements.

32 | May 31, 2010 Semi-Annual Report

Sextant International Fund

Statements of Changes in Net Assets	Period ended May 31, 2010	Year ended Nov. 30, 2009
Increase (decrease) in net assets from operations:
From operations
Net investment income	$501,529	$179,085
Net realized gain (loss) on investments	411,003	(315,079)
Net increase (decrease) in unrealized appreciation	(4,632,553)	17,373,379
Net increase (decrease) in net assets	(3,720,021)	17,237,385
Distributions to shareholders from
Net investment income	-	(218,276)
Capital share transactions
Proceeds from sales of shares	35,956,259	82,572,379
Value of shares issued in reinvestment of dividends	-	216,959
Early redemption fees retained	14,794	12,495
Cost of shares redeemed	(18,420,859)	(25,432,998)
Net increase in net assets	17,550,194	57,368,835
Total increase in net assets	13,830,173	74,387,944

Net assets
Beginning of period	95,884,568	21,496,624
End of period	$109,714,741	$95,884,568

Shares of the Fund sold and redeemed
Number of shares sold	2,517,663	6,896,044
Number of shares issued in reinvestment of dividends	-	15,464
Number of shares redeemed	(1,304,520)	(1,973,879)
Net increase in number of shares outstanding	1,213,143	4,937,629

Financial Highlights
Selected data per share of outstanding capital stock throughout each period:	Period ended	For Year Ended November 30,
	May 31, 2010	2009	2008	2007	2006	2005
Net asset value at beginning of period	$14.03	$11.32	$16.11	$13.56	$11.22	$9.40
Income from investment operations
Net investment income	0.06	0.02	0.03	0.04	0.11	0.05
Net gains (losses) on securities (both realized and unrealized)	(0.46)	2.72	(4.79)	2.93	2.34	1.83
Total from investment operations	(0.40)	2.74	(4.76)	2.97	2.45	1.88
Less distributions
Dividends (from net investment income)	-	(0.03)	(0.03)	(0.03)	(0.11)	(0.06)
Distributions (from capital gains)	-	-	-	(0.39)	-	-
Total distributions	-	(0.03)	(0.03)	(0.42)	(0.11)	(0.06)
Paid-in capital from early redemption fees¹	0.00²	0.00²	0.00²	0.00²	0.00²	0.00²

Net asset value at end of period	$13.63	$14.03	$11.32	$16.11	$13.56	$11.22

Total return	(2.85)%	24.22%	(29.56)%	21.90%	21.85%	19.95%

Ratios / supplemental data
Net assets ($000), end of period	$109,715	$95,885	$21,497	$13,854	$9,266	$3,671
Ratio of expenses to average net assets
Before custodian fee credits	0.36%	1.14%	1.43%	1.50%	1.09%	1.36%
After custodian fee credits	0.36%	1.13%	1.42%	1.47%	1.02%	1.25%
Ratio of net investment income after custodian fee credits to average net assets	0.46%	0.27%	0.40%	0.30%	0.94%	0.52%
Portfolio turnover rate	2%	2%	10%	8%	9%	5%
¹Early redemption fee adopted March 29,2005	²Amount is less than $0.01

The accompanying notes are an integral part of these financial statements.

May 31, 2010 Semi-Annual Report | 33

Expenses

All mutual funds have operating expenses. As a Sextant Fund shareowner, you incur ongoing costs, including management fees, distribution (or service) 12b-1 fees, and other fund expenses such as shareowner reports (like this one). Operating expenses, which are deducted from a fund's gross earnings, directly reduce the investment return of a fund. All mutual funds (unlike some other financial investments) only report their results after deduction of operating expenses.

With the Sextant Funds, unlike many other mutual funds, you do not incur sales charges (loads) on purchase payments, reinvested dividends, or other distributions. You do not incur redemption fees, exchange fees, or fees related to Saturna Individual Retirement Accounts. However, to discourage speculation, you may incur a 2% redemption fee for shares held less than 90 calendar days. You may incur fees related to extra services requested by you for your account, such as a checkbook to use for redemptions or bank wires. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

Examples

The following example is based on an investment of $1,000 invested at the beginning of the semi-annual period and held for six months (December 1, 2009 to May 31, 2010).

Actual Expenses

The first line for each Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you have invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The Funds also charge for extra services rendered on request, which you may need to add to determine your total expenses, for example $10 per checkbook, $25 per domestic bank wire, $35 per international bank wire, or overnight courier delivery charges.

Hypothetical Example For Comparison Purposes

The second line for each Fund provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio (based on the last six months) and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareowner reports of other mutual funds. You may wish to add other fees that are not included in the expenses shown in the table, such as IRA fees (there are no fees on Saturna Capital IRAs, ESAs or HSAs with the Sextant Funds), and charges for extra services such as check writing and bank wires.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees (note that the Sextant Funds do not have any such transactional costs). Therefore, the "Hypothetical" line of each fund is useful in comparing ongoing costs only, and may not help you determine the relative total costs of owning different funds.

	Beginning Account Value (December 1, 2009)	Ending Account Value (May 31, 2010)	Expenses Paid During Period¹	Annualized Expense Ratio
Short-Term Bond Fund
Actual	$1,000	$1,007.80	$3.80	0.76%
Hypothetical (5% return before expenses)	$1,000	$1,021.14	$3.83	0.76%

Bond Income Fund
Actual	$1,000	$1,016.20	$4.52	0.90%
Hypothetical (5% return before expenses)	$1,000	$1,020.44	$4.53	0.90%

Core Fund
Actual	$1,000	$997.90	$4.78	0.96%
Hypothetical (5% return before expenses)	$1,000	$1,020.14	$4.84	0.96%

Growth Fund
Actual	$1,000	$1,056.20	$4.31	0.84%
Hypothetical (5% return before expenses)	$1,000	$1,020.74	$4.23	0.84%

International Fund
Actual	$1,000	$971.50	$3.54	0.72%
Hypothetical (5% return before expenses)	$1,000	$1,021.34	$3.63	0.72%

¹ Expenses are equal to the annualized expense ratio indicated above (based on the most recent semi-annual period of December 1, 2009 through May 31, 2010), multiplied by the average account value over the period multiplied by 182/365 (to reflect the one-half year period).

34 | May 31, 2010 Semi-Annual Report

Notes To Financial Statements

NOTE 1 — Organization

Saturna Investment Trust (the "Trust") was established under Washington State Law as a Business Trust on February 20, 1987. The Trust is registered as a no-load, open-end, diversified series management investment company under the Investment Company Act of 1940, as amended. Six portfolio series have been created to date: Sextant Short-Term Bond Fund, Sextant Bond Income Fund, Sextant Core Fund, Sextant Growth Fund, Sextant International Fund (the "Funds"), and Idaho Tax-Exempt Fund, which is distributed through a separate prospectus and the results of which are contained in a separate report.

Sextant Growth (previously known as Idaho Limited Maturity Tax-Exempt Fund until October 12, 1990, then Northwest Growth until September 28, 1995, when the investment objective of only Northwest stocks was changed) commenced operations as an equity fund on December 30, 1990. Sextant International and Sextant Short-Term Bond began operations September 28, 1995. Sextant Bond Income Fund (previously known as Washington Tax-Exempt Fund until September 28, 1995, when the investment objective of only Washington State Municipal Bonds was changed) began operations on March 2, 1993. Sextant Core Fund commenced operations March 30, 2007.

The investment objective of the Growth and International Funds is long-term capital growth. The investment objectives of the Core Fund are long-term capital appreciation and preservation. The investment objective of the Bond Income and Short-Term Bond Funds is current income, with Short-Term Bond having the additional objective of capital preservation of capital.

NOTE 2 — Unaudited Information

The information in this interim report has not been subject to independent audit.

NOTE 3 — Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds.

Security valuation:

Investments in securities traded on a national securities exchange and over-the-counter secrities for which sale prices are available are valued at that price. Securities for which there are no sales are valued at latest bid price.

Fixed-income debt instruments, such as commercial paper, bankers' acceptances and U.S. Treasury Bills, with a maturity of 60 days or less are valued at amortized cost, which approximates market value. Any discount or premium is accreted or amortized on a straight-line basis until maturity.

Foreign markets may close before the time as of which the Funds' share prices are determined. Because of this, events occurring after the close and before the determination of the Funds' share prices may have a material effect on the values of some or all of the Funds' foreign securities. To account for this, the Funds may use outside pricing services for valuation of their non-U.S. securities.

In cases in which there is not a readily available market price, a fair value for such security is determined in good faith by or under the direction of the Board of Trustees.

Security transactions are recorded on trade date. Realized gains and losses on sales of securities are recorded on the identified cost basis.

Foreign currency:

Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds' books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Share valuation:

The net asset value ("NAV") per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for each Fund, rounded to the nearest cent. The Funds' shares are not priced or traded on days the NYSE is closed. The NAV is the offering and redemption price per share.

Fair value measurements:

The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below.

Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Trust has the ability to access.

Level 2 — Observable inputs other than quoted prices in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Trust's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgement. Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2010 in valuing the Funds' investments carried at value:

May 31, 2010 Semi-Annual Report | 35

Notes To Financial Statements (continued)

Funds	Total	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
Short-Term Bond
Corporate Bonds	$3,002,058	$-	$3,002,058	$-
U.S. Government	$348,797	$-	$348,797	$-
Municipal Bonds	$829,179	$-	$829,179	$-
Total Assets	$4,180,034	$-	$4,180,034	$-

Bond Income
Corporate Bonds	$2,547,706	$-	$2,547,706	$-
U.S. Government Agency Bonds	$333,663	$-	$333,663	$-
Municipal Bonds	$1,397,488	$-	$1,397,488	$-
Total Assets	$4,278,857	$-	$4,278,857	$-

Core Fund
Common Stocks	$2,488,558	$2,488,558	$-	$-
Corporate Bonds	$1,237,549	$-	$1,237,549	$-
U.S. Government Bonds	$403,266	$-	$403,266	$-
Total Assets	$4,129,373	$2,488,558	$1,640,815	$-

Growth Fund
Common Stocks	$20,625,704	$20,625,704	$-	$-
Total Assets	$20,625,704	$20,625,704	$-	$-

International Fund
Common Stocks	$70,625,827	$70,625,827	$-	$-
U.S. Government Bonds	$9,996,710	$-	$9,996,710	$-
Total Assets	$80,622,537	$70,625,827	$9,996,710	$-

Derivatives:

The Funds have adopted the financial accounting reporting rules required by the Derivatives and Hedging Topic of the FASB Accounting Standards Codification ("FASB ASC"). The Funds are required to include enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position.

During the period ended May 31, 2010, the Funds did not hold any derivative instruments.

Federal income taxes:

The Funds intend to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all Federal income taxes. Therefore, no Federal income tax provision is required.

The Funds recognize the tax benefits of uncertain tax positions only where the position is "more likely than not" to be sustained assuming examination by tax authorities. Management has analyzed the Funds' tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2007 — 2009), or expected to be taken in the Funds' 2010 tax returns. The Funds identify their major tax jurisdiction as U.S. Federal and foreign jurisdictions where the Funds make significant investments; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Dividends and distributions to shareowners:

Dividends and distributions to shareowners, which are determined in accordance with income tax regulations, are recorded as income on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Funds' understanding of the applicable country's tax rules and rates.

For the Sextant Short-Term Bond Fund and Sextant Bond Income Fund, dividends are paid daily and distributed on the last business day of each month. For the Sextant Core Fund, Sextant Growth Fund and Sextant International Fund, dividends are payable at the end of each November. Dividends are paid in shares of the Funds, at the net sset value on payable date. Shareowners may elect to take dividends in cash.

Use of estimates:

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Other:

Interest income is recognized on an accrual basis. Premiums on securities purchased are amortized and discounts are accreted over the lives of the respective securities. Cash dividends from equity securities are recorded as income on the ex-dividend date.

The Trustees have adopted certain policies and procedures with respect to frequent trading of Fund shares. The Funds are intended for long-term investment and do not permit rapid trading of their shares. To discourage speculation, shares held less than ninety calendar days, including those held in omnibus accounts at intermediaries, may be assessed a 2% early redemption fee (payable to the Fund) when redeemed. These fees are deducted from the redemption proceeds otherwise payable to the shareowner and retained by the Funds as paid-in capital and included in the daily NAV calculation. The Funds cannot always identify all intermediaries, or detect or prevent trading that violates the Frequent Trading Policy through intermediaries or omnibus accounts.

NOTE 4 — Transactions with Affiliated Persons

Under a contract approved by shareowners on September 28, 1995 (March 30, 2007 for Sextant Core Fund), Saturna Capital Corporation provides investment advisory services and certain other administrative and distribution services required to conduct Trust business. Expenses incurred by the Trust on behalf of the Funds (e.g., professional fees) are allocated to the Funds on the basis of relative daily average net assets. For such services, each of the Funds pays the Adviser a base Investment Advisory and Administrative Services Fee of .60% of average net assets per annum, payable monthly. The Adviser has agreed to certain limits on expenses, as described below.

The base Advisory Fee is subject to adjustment up or down depending on the investment performance of the Fund relative to a specified index.

36 | May 31, 2010 Semi-Annual Report

Notes To Financial Statements (continued)

Performance Adjustment for Sextant Short-Term Bond Fund and Sextant Bond Income Fund:

  For each month in which either of these Funds' total investment return (change in net asset value plus all distributions reinvested) for the one year period through that month outperforms or underperforms the total return of a specified index for that period by 1% or more but less than 2%, the Base Fee is increased or decreased by the annual rate of .10% of the Fund's average daily net assets for the preceding year.
  If the outperformance or underperformance is 2% or more, then the adjustment is at the annual rate of .20%.

Performance adjustment for Sextant Core Fund, Sextant Growth Fund and Sextant International Fund:

  For each month in which these Funds' total investment return (change in net asset value plus all distributions reinvested) for the one year period through that month outperforms or underperforms the total return of a specified index for that period by 1% or more but less than 2%, the Base Fee is increased or decreased by the annual rate of .10% of the Fund's average daily net assets for the preceding year.
  If the outperformance or underperformance is 2% or more but less than 4%, then the adjustment is at the annual rate of .20%.
  If the outperformance or underperformance is 4% or more, the adjustment is at an annual rate of .30%.

The Adviser has voluntarily undertaken to limit expenses of Sextant Short-Term Bond Fund to 0.75%, and Sextant Bond Income Fund to 0.90%, through March 31, 2011. It waives its investment advisory and administrative fee to Sextant Short-Term Bond Fund and Sextant Bond Income Fund completely should assets of such Fund be less than $2 million. For the period ended May 31, 2010, the advisory fees incurred were as follows:

	Adviser Fees	Adviser Fees Waived	Expense Reimbursement
Short-Term Bond	$9,267	$7,892	$ -
Bond Income	8,910	$7,518	$ -
Core	7,582	N/A	N/A
Growth	37,819	N/A	N/A
International	$204,006	N/A	N/A

In accordance with the expense waiver noted above, for the period ended May 31, 2010, Saturna Capital waived a portion of the advisory fees of the Sextant Short-Term Bond Fund and Sextant Bond Income Fund. The adviser cannot recoup previously waived fees.

Saturna Brokerage Services, Inc. ("SBS"), a discount brokerage and subsidiary of Saturna Capital Corporation, is registered as a broker-dealer and acts as distributor. On October 3, 2006, The Funds adopted a Distribution Plan in accordance with Rule 12b-1 under the 1940 Act. The plan provides that the Funds will pay a fee to SBS at an annual rate of .25% of the average net assets of the Funds. During the period ended May 31, 2010, the Trust paid SBS the following amounts:

12b-1 Fees
Short-Term Bond	$5,434
Bond Income	5,255
Core	5,474
Growth	27,875
International	$134,822

SBS is the primary broker used to effect portfolio transactions for the Trust. SBS currently executes portfolio transactions for the Trust for free (no commissions). Should any change occur in this policy, shareowners would be notified. Transactions effected through other brokers may be subject to a commission payable to that broker.

Nicholas Kaiser serves as a trustee and president of the Trust. Also a director and the chairman of Saturna Capital, he is not compensated by the Trust. For the period ended May 31, 2010, the Trust incurred compensation expenses of $13,500 which is included in $21,547 of total expenses for the independent Trustees.

Regulations require the Trust to designate a Chief Compliance Officer; Mr. James Winship was retained by the Trust during the period ended May 31, 2010. For this period, the Short-Term Bond, Bond Income, Core, Growth, and International incurred $589; $602; $783; $3,327; and $2,985 of expense, respectively, for the Chief Compliance Officer.

On May 31, 2010, the trustees, officers, and their affiliates as a group owned 18.2%, 22.3%, 76.5%, 8.3% and 3.3% of the outstanding shares of Short-Term Bond, Bond Income, Core, Growth and International, respectively.

NOTE 5 — Distributions to Shareholders

The tax characteristics of distributions paid during the fiscal period ended May 31, 2010 and the fiscal year ended November 30, 2009 were as follows:

	Period ended May 31, 2010	Year ended Nov. 30, 2009
Short-Term Bond Fund
Ordinary income	$59,524	$116,035
Bond Income Fund
Ordinary income	85,011	160,437
Core Fund
Ordinary income	-	54,992
Growth Fund
Ordinary income	-	4,892
International Fund
Ordinary income	$ -	$218,276

NOTE 6 — Federal Income Taxes

The cost basis of investments for federal income tax purposes at May 31, 2010 were as follows:

	Short-Term Bond	Bond Income
Cost of investments	$4,080,797	$4,090,353
Gross tax unrealized appreciation	105,358	203,229
Gross tax unrealized depreciation	(6,121)	(14,725)
Net tax unrealized appreciation	$99,237	$188,504

Core
Cost of investments	$4,316,772
Gross tax unrealized appreciation	281,921
Gross tax unrealized depreciation	(469,320)
Net tax unrealized depreciation	$(187,399)

May 31, 2010 Semi-Annual Report | 37

Notes To Financial Statements (continued)

	Growth	International
Cost of investments	$14,942,513	$69,405,997
Gross tax unrealized appreciation	6,549,793	15,656,008
Gross tax unrealized depreciation	(866,602)	(4,439,468)
Net tax unrealized appreciation	$5,683,191	$11,216,540

As of November 30, 2009, components of distributable earnings on a tax basis were as follows:

	Short-Term Bond	Bond Income
Net tax unrealized appreciation	$123,320	$192,749
Undistributed ordinary income	1,374	-
Accumulated net realized loss	$(32,116)	(82,819)
Total distributable earnings (loss)	(30,742)	(82,819)
Total accumulated earnings	$92,578	$109,930

Core
Net tax unrealized depreciation	$(139,814)
Undistributed ordinary income	-
Accumulated net realized loss	(137,878)
Total distributable earnings (loss)	(137,878)
Total accumulated earnings (loss)	$(277,692)

	Growth	International
Net tax unrealized appreciation	$4,492,621	$15,849,093
Undistributed ordinary income	-	-
Accumulated net realized loss	(677,278)	(366,155)
Total distributable earnings (loss)	(677,278)	(366,155)
Total accumulated earnings	$3,815,343	$15,482,938

At November 30, 2009, the Funds had capital loss carryforwards as follows, subject to regulation:

Carryforward	Expiration
Short-Term Bond
$4,422	2012
6,540	2013
10,899	2014
10,255	2016
$32,116

Bond Income
$14,253	2010
14,375	2014
4,203	2015
29,521	2016
20,467	2017
$82,819

Core
$74,883	2016
62,995	2017
$137,878

Growth
$108,384	2016
568,894	2017
$677,278

International
$51,076	2016
315,079	2017
$366,155

Prior to their expiration, such loss carryforwards may be used to offset future net capital gains realized for federal income tax purposes.

NOTE 7 — Investments

Investment transactions other than short-term investments for the period ended May 31, 2010 were as follows:

	Purchases	Sales
Short-Term Bond	$1,023,853	$740,000
Bond Income	808,396	215,680
Core	194,788	39,628
Growth	3,152,225	1,931,927
International	$13,352,384	$1,203,127

NOTE 8 — Custody Credits

Under agreements in place with PFPC Trust Company, custody fees are reduced by credits for cash balances. Such reduction for the period ended May 31, 2010 were as follows:

Custodian Fee Credits
Short-Term Bond	$108
Bond Income	105
Core	109
Growth	557
International	$2,697

Note 9 — Subsequent Events

In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or transactions during the period that materially impacted the amounts or disclosures in the Funds' financial statements.

38 | May 31, 2010 Semi-Annual Report

Availability of Portfolio Information

(1) The Sextant Funds file complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.

(2) The Funds' Forms N-Q are available on the SEC's website at www.sec.gov, and at www.sextantmutualfunds.com.

(3) The Funds' Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

(4) The Funds make a complete schedule of portfolio holdings after the end of each month available to investors at www.sextantmutualfunds.com.

Availability of Proxy Voting Information

(1) A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (a) without charge, upon request, by calling Saturna Capital at 1-800-728-8762; (b) on the Funds' website at www. sextantmutualfunds.com; and (c) on the SEC's website at www.sec.gov.

(2) Information regarding how each Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (a) without charge, upon request, by calling Saturna Capital at 1-800-728-8752; (b) on the Funds' website at www.sextantmutualfunds.com; and (c) on the SEC's website at www.sec.gov.

Privacy Statement

At Saturna Capital, we understand the importance of maintaining the privacy of your financial information. We want to assure you that we protect the confidentiality of any personal information that you share with us. In addition, we do not sell information about our current or former customers.

In the course of our relationship, we gather certain nonpublic information about you, including your name, address, investment choices, and account information. We do not disclose your information to unaffiliated third parties unless it is necessary to process a transaction; service your account; deliver your account statements, shareholder reports and other information; or as required by law. When we disclose information to unaffiliated third parties, we require a contract to restrict the companies' use of customer information and from sharing or using it for any purposes other than performing the services for which they were required.

We may share information within the Saturna Capital family of companies in the course of informing you about products or services that may address your investing needs.

We maintain our own technology resources to minimize the need for any third party services, and restrict access to information within Saturna. We maintain physical, electronic, and procedural safeguards to guard your personal information. If you have any questions or concerns about the security or privacy of your information please call us at 1-800/SATURNA (1-800-728-8762)

Householding Policy

To reduce expenses, we may mail only one copy of the Funds' prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual and/or more copies of these documents, please call us at 1-800/SATURNA or write to us at Saturna Capital/Sextant Mutual Funds, P.O. Box N, Bellingham, WA 98227. We will begin sending you individual copies thirty days after receiving your request.

If you are currently receiving multiple copies and wish to receive only one copy, please call us at 1-800/SATURNA or write to us at Saturna Capital/Sextant Mutual Funds, P.O. Box N, Bellingham, WA 98227. We will begin sending you a single copy with subsequent report mailings.

May 31, 2010 Semi-Annual Report | 39

www.sextantmutualfunds.com

(logo omitted)

Saturna Capital
1300 North State Street
Bellingham, WA 98225
www.saturna.com
800/SATURNA

This report is issued for the information of the shareowners of the Funds. It is not authorized for distribution to prospective investors unless it is accompanied or preceded by an effective prospectus relating to the securities of the Funds. The Sextant Funds are series of Saturna Investment Trust.

Saturna Brokerage Services, Distributor

Idaho Tax-Exempt Fund

Semi-Annual Report

May 31, 2010

This report is issued for the information of the shareowners of the Idaho Tax-Exempt Fund. It is not authorized for distribution to prospective investors unless it is accompanied or preceded by an effective prospectus relating to the securities of the Fund, a series of Saturna Investment Trust.

Performance Summary:

Average Annual Returns (for calendar years ending June 30, 2010)
	1 Year	3 Years	5 Years	10 Years	Expense Ratio¹
Idaho Tax-Exempt Fund	5.58%	5.13%	3.71%	4.58%	0.85%
S&P Idaho Municipal Bond Index	10.97%	5.01%	4.57%	5.99%	N/A

Performance data quoted in this report represents past performance, is before any taxes payable by shareowners, and is no guarantee of future performance. Current performance may be higher or lower than that stated herein. Performance current to the most recent month-end is available by calling toll-free (800) SATURNA or visiting www.idahotaxexemptfund.com. Total returns are historical and include change in share value, and reinvestment of dividends and capital gains, if any, and do not include the potential deduction of 2% redemption fee on shares held less than 90 calendar days. Share price, yield, and return will vary and you may have a gain or loss when you sell your shares.

¹By regulation, the expense ratio shown in this table is as of the Fund's most recent prospectus which is dated March 30, 2010, incorporates results for the fiscal year ending November 30, 2009, and differs from expense ratios shown elsewhere in this report as they represent different fiscal periods.

Please consider an investment's objectives, risks, charges and expenses carefully before investing. To obtain the Fund's prospectus that contains this and other important information please visit www.idahotaxexemptfund.com or call toll free 1-800/SATURNA. Please read the prospectus carefully before investing.

2 | May 31, 2010 Semi-Annual Report

Fellow Shareowners:

For the six months ending May 31, 2010, Idaho Tax-Exempt Fund returned 1.86%. For the twelve months ended May 31, the Fund returned 4.58%. At May 31, the net asset value per share was $5.45.

Since November 30, 2009, the Fund's outstanding shares increased 2.95% to 2.77 million. Net assets rose 3.27% to $15.1 million, a record high.

Now known as the Great Recession, the last three years have taken a toll on Idaho. June's unemployment rate finally returned to October 2009's rate of 8.8% after peaking at 9.5% this past February — the worst rates that Idaho has seen since July 1983. Neighbor state Washington had a slightly higher June unemployment rate of 8.9%, but Nevada suffered the highest rate in the nation at 14.2%.

During the most recent 12-month period, Idaho experienced an estimated 5.2% decline in employment, ranking the state in the bottom quintile nationally. Population growth is much slower as in-migration has virtually ended. The slowly improving unemployment rate and optimistic general business reports indicate better days ahead. Still, a new Rasmussen Reports telephone survey of Idaho voters is decidedly pessimistic. Only 2% of Idaho voters rate the economy as good or excellent, while 59% give the economy a poor rating. 22% say the economy is getting better, but 54% believe it is getting worse.

The poor economy is reflected in low interest rates everywhere. Mortgages, municipal bonds, bank deposits, money market funds — all have extremely low yields. As the economy recovers, expect rates to rise.

Looking ahead, the outlook for renewed U.S. and global economic growth is positive, increasing Idaho's potential for improving economic conditions over the next 12 months. In the longer-term, a business-friendly environment, desirable workforce, and highly ranked quality of life will ensure the state's continued economic stability and success.

Municipal bond prices in general and Idaho bond prices in particular recovered their 2008 losses throughout 2009 and 2010. For long-term investors, Idaho bonds remain attractive on a risk-adjusted total return basis.

For those seeking a conservative investment vehicle, the Idaho Tax-Exempt Fund offers a diversified portfolio of high-grade, 100% Idaho issues that provide income exempt from federal income and alternative minimum taxes as well as Idaho state income tax.

We invite you to review the advantages of the Idaho Tax-Exempt Fund, and we welcome your suggestions. Only with your help can we be certain that we are meeting our primary objective — fulfilling your investment needs.

Respectfully,

Nicholas Kaiser,
President

(graphic omitted)

Phelps McIlvaine,
Vice President, Portfolio Manager

(graphic omitted)

July 21, 2010

Semi-Annual Report May 31, 2010 | 3

Performance Summary

Average Annual Returns (as of May 31, 2010)
	1 Year	5 Years	10 Years	Expense Ratio¹
Idaho Tax-Exempt Fund	4.58%	3.79%	4.82%	0.85%
S&P Idaho Municipal Bond Index	10.34%	4.97%	6.00%	N/A

Growth of $10,000

Comparison of any mutual fund to a market index must be made bearing in mind that the Index is unmanaged, and expense-free. Conversely, the fund will (1) be actively managed, (2) have an objective other than mirroring the index, such as limiting risk, (3) bear transaction and other costs, (4) stand ready to buy and sell its securities to shareowners on a daily basis, and (5) provide a wide range of services. The graph compares $10,000 invested in the Fund on May 31, 2000 to an identical amount invested in the Standard & Poor's Idaho Municipal Bond Index, which reflects the types of securities in which the Fund invests. The graph shows that an investment in the Fund would have risen to $16,016 versus $18,099 in the S&P Idaho Municipal Bond Index.
Past performance does not guarantee future results. The "Growth of $10,000" graph and "Average Annual Returns" performance table assume the reinvestment of dividends and capital gains. They do not reflect the deduction of taxes that a shareowner might pay on fund distributions or the redemption of fund shares, nor do they reflect the potential deduction of a 2% redemption fee on shares held less than 90 calendar days.

¹ By regulation, the expense ratio for the Fund shown in this table is as of the Fund's most recent prospectus which is dated March 30, 2010, incorporates results for the fiscal year ending November 30, 2009, and differs from expense ratios shown elsewhere in this report as they represent different fiscal periods.

Fund Objective

Idaho Tax-Exempt Fund seeks to provide income free from federal income, federal alternative minimum and Idaho state income taxes, with a secondary objective of capital preservation.

Industry Allocation	Top Ten Holdings
	% of Fund Assets
Industry weightings are shown as a percentage of net assets.	Ada & Canyon Cos. JSD #3 Kuna 5.00% due 09/15/2019	3.7%
	Madison County SCD #321 Rexburg 4.50% due 08/15/2024	2.8%
	Bingham County SCD #52 Snake HS 4.00% due 09/01/2027	2.7%
	Boise State University Revenue 5.00% due 04/01/2034	2.7%
	Owyhee & Elmore Cos. JSD #365 Grand View 4.00% due 08/15/2027	2.5%
	Bonneville & Bingham Cos. JSD #93 4.50% due 09/15/2017	2.5%
	Pocatello ID Water Revenue 4.75% due 02/01/2026	2.4%
	Canyon County SCD #139 Vallivue 4.35% due 09/15/2025	2.4%
	Canyon County SCD #131 Nampa 4.75% due 08/15/2019	2.3%
	Bingham County SCD #55 Blackfoot 4.65% due 08/01/2017	2.0%

4 | May 31, 2010 Semi-Annual Report

Schedule of Investments

Issuer	Coupon/Maturity	Face Amount	Market Value	Percentage of Assets
Electric Power
Idaho Falls Electric Revenue	6.75% due 04/01/2019	$125,000	$145,339	1.0%

Financial Services
Boise City General Fund Revenue, Series A	5.20% due 12/01/2017	160,000	166,418	1.1%
Boise City General Fund Revenue, Series A	5.25% due 12/01/2018	100,000	103,860	0.7%
Idaho Bond Bank Authority1	4.00% due 09/15/2019	90,000	94,974	0.6%
		350,000	365,252	2.4%

General Obligation
Ada & Canyon Cos. JSD #2 Meridian1	5.50% due 7/30/2015	50,000	58,967	0.4%
Ada & Canyon Cos. JSD #2 Meridian	5.00% due 08/15/2020	165,000	183,968	1.2%
Ada & Canyon Cos. JSD #2 Meridian	5.00% due 08/15/2021	155,000	172,340	1.2%
Ada & Canyon Cos. JSD #3 Kuna	5.00% due 09/15/2019	500,000	550,690	3.7%
Adams & Washington Cos. JSD #432	4.00% due 08/15/2019	100,000	107,218	0.7%
Bingham County SCD #52 Snake HS	4.00% due 09/01/2020	250,000	270,028	1.8%
Bingham County SCD #52 Snake HS	4.00% due 09/01/2027	400,000	411,020	2.7%
Bingham County SCD #55 Blackfoot	4.65% due 08/01/2017	285,000	301,199	2.0%
Blaine County, Idaho Series A	4.05% due 08/01/2023	150,000	156,825	1.0%
Boise County SCD #73	5.15% due 07/31/2010	125,000	125,804	0.8%
Bonneville & Bingham Cos. JSD #93	4.50% due 09/15/2016	150,000	162,284	1.1%
Bonneville & Bingham Cos. JSD #93	4.50% due 09/15/2017	350,000	373,874	2.5%
Canyon County SCD #139 Vallivue	4.35% due 09/15/2025	350,000	359,471	2.4%
Canyon County SCD #131 Nampa	4.75% due 08/15/2019	325,000	351,614	2.3%
Canyon County SCD #131 Nampa	5.00% due 08/15/2023	105,000	112,012	0.7%
Canyon County SCD #134 Middleton	4.65% due 07/31/2016	170,000	179,076	1.2%
Fremont & Madison Cos. JSD #215	4.00% due 08/15/2019	200,000	216,370	1.4%
Fremont & Madison Cos. JSD #215	4.125% due 09/01/2024	130,000	136,422	0.9%
Jefferson & Madison Cos. JSD #251 Rigby	4.25% due 09/01/2024	100,000	105,810	0.7%
Jerome, Lincoln, & Gooding Cos. JSD #261	3.75% due 09/15/2018	125,000	132,945	0.9%
Jerome, Lincoln, & Gooding Cos. JSD #261	5.00% due 09/15/2022	250,000	277,335	1.8%
Kootenai-Shoshone Area Libraries	4.25% due 08/01/2021	220,000	231,759	1.5%
Latah, Nez Perce, & Clearwater JSD #283	4.50% due 08/15/2027	190,000	203,294	1.4%
Lemhi County	4.20% due 08/01/2015	100,000	104,374	0.7%
Madison County SCD #321 Rexburg	4.50% due 08/15/2024	410,000	426,076	2.8%
Madison County SCD #321 Rexburg	4.50% due 08/15/2026	250,000	257,568	1.7%
Meridian Free Library District	5.00% due 08/01/2015	100,000	100,076	0.7%
Minidoka & Jerome Cos. JSD #3311	4.50% due 08/15/2018	75,000	78,828	0.5%
Minidoka & Jerome Cos. JSD #3311	4.50% due 08/15/2020	75,000	77,895	0.5%
Minidoka & Jerome Cos. JSD #331	4.375% due 08/15/2024	225,000	228,962	1.5%
Minidoka & Jerome Cos. JSD #331	4.50% due 08/15/2025	160,000	163,376	1.1%
Nampa Idaho, Series B	5.00% due 08/01/2020	200,000	213,072	1.4%
Owyhee & Canyon Cos. JSD #370 Homedale	4.55% due 08/15/2016	160,000	182,872	1.2%
Owyhee & Elmore Cos. JSD #365 Grand View	4.00% due 08/15/2027	350,000	375,386	2.5%
Payette County SCD #373	5.00% due 09/15/2024	100,000	108,214	0.7%
Twin Falls ID SCD #411	4.30% due 09/15/2025	120,000	124,818	0.8%
Valley & Adams Cos. JSD #421 McCall	4.50% due 08/01/2024	290,000	299,434	2.0%
Valley & Adams Cos. JSD #421 McCall	4.50% due 08/01/2022	135,000	141,275	1.0%
		7,595,000	8,062,551	53.4%

Medical / Hospitals
Idaho Health Facility Authority Holy Cross Revenue	5.25% due 12/01/2014	110,000	110,306	0.7%
Idaho Health Facility Authority Holy Cross Revenue	5.00% due 12/01/2022	115,000	115,299	0.8%
Idaho Health Facility Authority Holy Cross Revenue1	5.00% due 12/01/2028	50,000	49,941	0.3%

Continued on next page.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report May 31, 2010 | 5

Schedule of Investments

Issuer	Coupon/Maturity	Face Amount	Market Value	Percentage of Assets
Medical / Hospitals (continued)
Idaho Health Facility Authority Revenue	6.00% due 12/01/2023	$200,000	$226,412	1.5%
Idaho Health Facility Authority Revenue Group B	6.25% due 12/01/2033	115,000	128,218	0.9%
		590,000	630,176	4.2%

Municipal Leases
Nez Perce County COP	4.50% due 02/01/2021	150,000	156,390	1.0%

Pollution Control
Caldwell ID Par Lien Sewer Revenue 2010	4.50% due 09/01/2019	100,000	112,028	0.8%
Idaho Bond Bank Authority Revenue, Series A	4.30% due 09/01/2022	135,000	139,327	0.9%
Idaho Bond Bank Authority Revenue, Series A1	4.125% due 09/15/2023	75,000	77,361	0.5%
Moscow Idaho Sewer Revenue	4.45% due 05/01/2028	200,000	209,222	1.4%
		510,000	537,938	3.6%

Real Estate
Idaho Housing & Finance Association	4.80% due 06/01/2017	100,000	108,252	0.7%
Idaho Housing & Finance Association1	5.00% due 07/15/2027	50,000	53,797	0.4%
Idaho Housing & Finance Association1	5.65% due 07/02/2028	90,000	93,800	0.6%
Idaho State Building Authority Revenue	4.50% due 09/01/2023	110,000	112,864	0.7%
Post Falls LID SPA	5.00% due 05/01/2021	300,000	300,780	2.0%
		650,000	669,493	4.4%

State Education
Boise State University Revenue	4.50% due 04/01/2027	250,000	256,640	1.7%
Boise State University Revenue	5.00% due 04/01/2034	385,000	401,439	2.7%
Idaho State University Revenue	4.90% due 04/01/2017	150,000	150,381	1.0%
Idaho State University Revenue, Series B	4.625% due 04/01/2024	220,000	227,792	1.5%
University of Idaho Revenue, Series A	5.00% due 04/01/2019	200,000	215,050	1.4%
University of Idaho Revenue, Series A	5.00% due 04/01/2020	260,000	277,768	1.8%
		1,465,000	1,529,070	10.1%

Transportation
Idaho Housing & Finance Association	4.60% due 07/15/2023	250,000	263,132	1.8%
Idaho Housing & Finance Association	5.00% due 07/15/2024	200,000	214,900	1.4%
		450,000	478,032	3.2%

Urban Renewal
Boise City Urban Renewal Agency Lease Revenue	5.00% due 08/15/2020	160,000	172,099	1.2%
Boise City Urban Renewal Agency Lease Revenue1	5.00% due 08/15/2021	90,000	96,050	0.6%
Jerome Urban Renewal District Revenue, Series A	5.40% due 09/01/2013	200,000	201,636	1.3%
		450,000	469,785	3.1%

Water Supply
Blackfoot, Idaho COP	5.80% due 09/01/2018	135,000	135,987	0.9%
Idaho Bond Bank Authority Revenue	4.00% due 09/15/2024	100,000	103,316	0.7%
Idaho Bond Bank Authority Revenue	5.00% due 09/15/2026	250,000	267,190	1.8%
Pocatello ID Water Revenue	4.50% due 02/01/2024	100,000	102,404	0.7%
Pocatello ID Water Revenue	4.75% due 02/01/2026	350,000	364,108	2.4%
		935,000	973,005	6.5%

Total investments	(Cost=$13,502,754)	$13,270,000	14,017,031	92.9%
Other assets (net of liabilities)			1,070,662	7.1%
Total net assets			$15,087,693	100.0%
¹ Fair valued. See page 10

The accompanying notes are an integral part of these financial statements.

6 | May 31, 2010 Semi-Annual Report

Statement of Assets and Liabilities

As of May 31, 2010

Assets
Investments in securities, at value (Cost $13,502,754)	$14,017,031
Cash	947,176
Interest receivable	172,735
Insurance reserve premium	801
Receivable for Fund shares sold	200
Total assets		15,137,943
Liabilities
Accrued expenses	22,871
Payable for Fund shares redeemed	11,711
Distributions payable	8,724
Payable to affiliates	6,944
Total liabilities		50,250
Net assets		$15,087,693

Analysis of net assets
Paid-in capital (unlimited shares authorized, without par value)	$14,571,059
Unrealized net appreciation on investments	514,277
Accumulated net realized gain	2,357
Net assets applicable to Fund shares outstanding		$15,087,693

Fund shares outstanding		2,768,660

Net asset value, offering and redemption price per share		$5.45

Statement of Operations

Period ended May 31, 2010

Investment income
Interest income	$292,239
Gross investment income		292,239
Expenses
Investment adviser fees	36,531
Audit fees	10,801
Trustee fees	9,423
Legal fees	6,611
Printing and postage	6,158
Shareowner servicing	2,537
Filing and registration fees	1,554
Other expenses	1,069
Chief Compliance Officer expenses	1,023
Custodian fees	361
Total gross expenses	76,068
Less custodian fee credits	(361)
Net expenses		75,707
Net investment income		$216,532

Net increase in unrealized appreciation on investments		$45,673
Net gain on investments		$45,673

Net increase in net assets resulting from operations		$262,205

Bond Quality Diversification

Based on net assets as of May 31, 2010.

Source: Moody's Investors Services. When ratings are not available from Moody's, Standard and Poor's and/or Adviser's ratings are used as a supplemental source.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report May 31, 2010 | 7

Statements of Changes of Net Assets

	Period ended May 31, 2010	Year ended Nov. 30, 2009
Increase (decrease) in net assets from operations:
From operations
Net investment income	$216,532	$425,409
Net realized gain on investments	-	2,357
Net increase in unrealized appreciation	45,673	1,193,061
Net increase in net assets	262,205	1,620,827
Distributions to shareholders from
Net investment income	(216,532)	(425,608)
Capital gains distributions	-	-
Total distributions	(216,532)	(425,608)
Capital share transactions
Proceeds from sales of shares	890,941	2,029,029
Value of shares issued in reinvestment of dividends	168,890	342,847
Early redemption fees retained	-	29
Cost of shares redeemed	(627,541)	(731,127)
Net increase in net assets	432,290	1,640,778
Total increase in net assets	477,963	2,835,997

Net assets
Beginning of period	14,609,730	11,773,733
End of period	$15,087,693	$14,609,730

Shares of the Fund sold and redeemed
Number of shares sold	163,979	381,950
Number of shares issued in reinvestment of dividends	31,149	64,398
Number of shares redeemed	(115,690)	(140,092)
Net increase in number of shares outstanding	79,438	306,256

Financial Highlights

	Period ended	For Year Ended November 30,
Selected data per share of outstanding capital stock throughout each period:	May 31, 2010	2009	2008	2007	2006	2005
Net asset value at beginning of period	$5.43	$4.94	$5.30	$5.32	$5.27	$5.39
Income from investment operations
Net investment income	$0.08	$0.17	$0.18	0.18	0.18	0.19
Net gains (losses) on securities (both realized & unrealized)	0.02	0.49	(0.36)	(0.02)	0.06	(0.10)
Total from investment operations	0.10	0.66	(0.18)	0.16	0.24	0.09
Less distributions
Dividends (from net investment income)	(0.08)	(0.17)	(0.18)	(0.18)	(0.18)	(0.19)
Distributions (from capital gains)	-	-	-	-	(0.01)	(0.02)
Total distributions	(0.08)	(0.17)	(0.18)	(0.18)	(0.19)	(0.21)
Paid-in capital from early redemption fees¹	-	0.00²	0.00²	0.00²	0.00²	0.00²

Net asset value at end of period	$5.45	$5.43	$4.94	$5.30	$5.32	$5.27

Total return	1.86%	13.46%	(3.36)%	3.02%	4.66%	1.66%

Ratios / supplemental data
Net assets ($000), end of period	$15,088	$14,610	$11,774	$10,016	$8,783	$8,531
Ratio of expenses to average net assets
Before custodian credits	0.52%	0.85%	0.77%	0.89%	0.87%	0.91%
After custodian credits	0.52%	0.84%	0.76%	0.87%	0.83%	0.88%
Ratio of net investment income after custodian credits to average net assets	1.48%	3.19%	3.51%	3.35%	3.40%	3.58%
Portfolio turnover rate	1%	3%	7%	6%	24%	21%
¹Early redemption fee adopted March 29, 2005	²Amount is less than $0.01

The accompanying notes are an integral part of these financial statements.

8 | May 31, 2010 Semi-Annual Report

Expenses

All mutual funds have operating expenses. As an Idaho Tax-Exempt Fund shareowner, you incur ongoing costs, including management fees and other fund expenses such as shareowner reports (like this one). Operating expenses, which are deducted from a fund's gross earnings, directly reduce the investment return of a fund. All mutual funds (unlike some other financial investments) only report their results after deduction of operating expenses.

With the Idaho Tax-Exempt Fund, unlike many mutual funds, you do not incur sales charges (loads) on purchase payments, reinvested dividends, or other distributions. You do not incur redemption fees, exchange fees, or fees related to Saturna Individual Retirement Accounts. However, to discourage speculation, you may incur a 2% fee for redemption of shares held less than 90 calendar days. You may incur fees related to extra services requested by you for your account, such as a checkbook to use for redemptions or bank wires. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Example

The following example is based on an investment of $1,000 invested at the beginning of the semi-annual period and held for six months (December 1, 2009 to May 31, 2010).

Actual Expenses

The first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you have invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this fiscal year. The Fund also charges the following fees for extra services rendered on request, which you may need to add to determine your total expenses: $10 per checkbook, $25 per domestic bank wire, $35 per international bank wire, or overnight courier delivery charges.

Hypothetical Example for Comparison Purposes

The second line provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio (based on the last six months) and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the year. You may use this information to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareowner reports of other mutual funds. You may wish to add other fees that are not included in the expenses shown in the table, such as charges for extra services like check writing and bank wires.

Please note that the expenses shown are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line is useful in comparing ongoing costs only, and may not help you determine the relative total costs of owning different funds.

	Beginning Account Value [December 1, 2009]	Ending Account Value [May 31, 2010]	Expenses Paid During Period¹
Actual	$1,000.00	$1,018.60	$5.23
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.75	$5.24

¹ Expenses are equal to Idaho Tax-Exempt Bond Fund's annualized expense ratio of 1.04% (based on the most recent semi-annual period of December 1, 2009 through May 31, 2010, multiplied by the average account value over the period multiplied by 182/365 (to reflect the one-half year period).

Semi-Annual Report May 31, 2010 | 9

Notes To Financial Statements

Note 1 — Organization

Saturna Investment Trust (the "Trust") was established under Washington State Law as a Business Trust on February 20, 1987. The Trust is registered as a no-load, open-end series investment company under the Investment Company Act of 1940, as amended. Five portfolios have been created to date in addition to Idaho Tax-Exempt Fund (the "Fund"). The other five portfolios distribute through a separate prospectus and the results of those funds are contained in a separate report.

The Idaho Tax-Exempt Fund was first authorized to sell shares of beneficial interest on September 4, 1987. The investment objective of the Fund is to provide income free from federal income, federal alternative minimum and Idaho state income taxes, with a secondary objective of capital preservation.

Note 2 — Unaudited Information

The information in this interim report has not been subject to independent audit.

Note 3 — Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Fund.

Security valuation:

Debt securities are valued using bid-side valuations provided by an independent service. The service determines valuations using a matrix. This technique considers such factors as yields or prices of bonds of comparable quality, type of issue, coupon maturity, ratings, trading activity and general market conditions. In the absence of a valuation from an independent service for a security, a fair value for such security is determined in good faith by or under the direction of the Board of Trustees.

Security transactions are recorded on trade date. Realized gains and losses on sales of securities are recorded on the identified cost basis.

Share valuation:

The net asset value ("NAV") per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund's shares are not priced or traded on days the New York Stock Exchange is closed. The NAV is the offering and redemption price per share.

Fair value measurements:

The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below.

Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Trust has the ability to access.

Level 2 — Observable inputs other than quoted prices in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Trust's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgement. Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2010 in valuing the Fund's investments carried at value:

Funds	Total	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
Municipal Bonds	$14,017,031	$-	$13,335,418	$681,613
Total Assets	$14,017,031	$-	$13,335,418	$681,613

Level 3 Roll-Forward Municipal Securities
Beginning Balance	$606,375
Total unrealized/realized gains or losses	$5,238
Purchases	$90,000
Maturity	$(20,000)
Ending Balance	$681,613

Odd Lots:

The bid-side valuations provided by the independent pricing service are for institutional "round-lot" holdings ("Round Lots"). Round Lots consist of 100 bonds (approximately $100,000 each). Some of the Fund's holdings consist of less than a Round Lot and are considered "Odd Lots." Odd Lots trade at a discount to Round Lots to compensate for the effect of the fixed costs associated with any trade. To reflect this discount, the Fund applies a discount to the valuation of Odd Lot holdings as shown in the following chart.

Total Face Value	Adjustment to Price
Under 10,000	-0.750%
10,000-24,999	-0.625%
25,000-49,999	-0.500%
50,000-74,999	-0.375%
75,000-99,999	-0.250%
100,000 and up	none

Income taxes:

As a qualified investment company under Subchapter M of the Internal Revenue Code, the Fund is not subject to income taxes to the extent that it distributes all of its investment income. It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all its taxable and tax-exempt income to its shareowners. The Fund intends to meet requirements for tax-free income dividends, and requirements of the Idaho Department of Revenue for income dividends free of Idaho state income tax.

The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to

10 | May 31, 2010 Semi-Annual Report

Notes To Financial Statements (continued)

its shareholders sufficient to relieve it from all or substantially all Federal income taxes. Therefore, no Federal income tax provision is required.

There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the fiscal year-end November 30, 2010, or for any other tax years which are open for exam. As of May 31, 2010 open tax years include the tax years ended November 30, 2007 through 2009. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any interest or penalties.

Derivatives:

The Fund has adopted the financial accounting reporting rules required by the Derivatives and Hedging Topic of the FASB Accounting Standards Codification ("FASB ASC"). The Fund is required to include enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position.

During the period ended May 31, 2010, the Fund did not hold any derivative instruments.

Dividends and distributions to shareowners:

Dividends and distributions to shareowners, which are determined in accordance with income tax regulations, are recorded as income on the ex-dividend date. Dividends are paid daily and distributed on the last business day of each month. Dividends are paid in shares of the Fund, at the net sset value on payable date. Shareowners may elect to take dividends in cash.

Use of estimates:

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Other:

The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in the State of Idaho.

Interest income is recognized on an accrual basis. Discounts on securities purchased are accreted and premiums are amortized over the lives of the respective securities.

The Trustees have adopted certain policies and procedures with respect to frequent trading of Fund shares. The Fund is intended for long-term investment and does not permit rapid trading of its shares. To discourage speculation, shares held less than 90 calendar days, including those held in omnibus accounts at intermediaries, will be assessed a 2% early-redemption fee (payable to the Fund) when redeemed. These fees are deducted from the redemption proceeds otherwise payable to the shareowner and retained by the Fund as paid-in capital and included in the daily NAV. The Fund cannot always identify all intermediaries, or detect or prevent trading that violates the Frequent Trading Policy through intermediaries or omnibus accounts.

Note 4 — Transactions with Affiliated Persons

Under a contract approved by shareowners on October 12, 1990, Saturna Capital Corporation provides investment advisory services and certain other administrative and distribution services to conduct the Fund's business. Expenses incurred by the Trust on behalf of the Fund (e.g., legal fees) are allocated to the Fund and the other Funds of the Trust on the basis of relative daily average net assets. For such services, the Fund pays an annual fee equal to 0.50% of its average daily net assets. For the period ended May 31, 2010, the Fund incurred advisory fee expenses of $36,531.

Saturna Brokerage Services, Inc. ("SBS"), a discount brokerage and subsidiary of Saturna Capital Corporation, is registered as a broker-dealer and acts as distributor for the Fund.

Saturna Capital Corporation acts as shareowner servicing agent for the Fund, for a monthly fee plus certain expenses. For the the period ended May 31, 2010, the Fund paid shareowner servicing fees of $2,537.

Nicholas Kaiser serves as a trustee and president of the Trust. Also a director and the chairman of Saturna Capital, he is not compensated by the Trust. For the period ended May 31, 2010, the Trust incurred compensation expenses of $13,500 which is included in $21,547 of total expenses for the independent Trustees. Idaho Tax-Exempt Fund paid $9,423 of these total expenses.

The officers are paid by Saturna Capital, and not the Trust, except for Mr. Winship, who is partially compensated by the Trust. For the period ended May 31, 2010, the Fund compensated Mr. Winship $1,023 for his services. On May 31, 2010, the trustees, officers and their immediate families as a group owned 2.42% of the outstanding shares of the Fund.

Note 5 — Investments

During the period ended May 31, 2010, the Fund purchased $761,972 of securities and sold/matured $195,000 of securities.

Note 6 — Distributions to shareowners

The tax characteristics of distributions paid during the period ended May 31, 2010 and the fiscal years ended November 30, 2009 and 2008 were as follows:

	Period ended May 31, 2010	2009	2008
Tax-exempt income	$216,532	$425,222	$398,755
Taxable income	$ -	$386	$8,671
Capital gain¹	$ -	$ -	$1,048

¹Long-Term Capital Gain dividend designated pursuant to Section 852(b)(3) of the Internal Revenue Code.

The cost basis of investments for Federal Income Tax purposes at May 31, 2010 were as follows:

Cost of investments	$13,502,754
Gross unrealized appreciation	516,618
Gross unrealized depreciation	(2,341)
Net unrealized appreciation	$514,277

As of November 30, 2009 the components of distributable earnings on a tax basis were as follows:

Net unrealized appreciation (depreciation)	$468,604
Accumulated net realized gain	2,357
Total distributable earnings	2,357
Total accumulated earnings (losses)	$470,961

Note 7 — Custodian

Under the agreement in place with PFPC Trust Company, custody fees are reduced by credits for cash balances. Such reduction for the period ended May 31, 2010 amounted to $361.

Note 8 — Subsequent Events

In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or transactions during the period that materially impacted the amounts or disclosures in the Fund's financial statements.

Semi-Annual Report May 31, 2010 | 11

Privacy Statement

At Saturna Capital, we understand the importance of maintaining the privacy of your financial information. We want to assure you that we protect the confidentiality of any personal information that you share with us. In addition, we do not sell information about our current or former customers.

In the course of our relationship, we gather certain nonpublic information about you, including your name, address, investment choices, and account information. We do not disclose your information to unaffiliated third parties unless it is necessary to process a transaction; service your account; deliver your account statements, shareholder reports and other information; or as required by law. When we disclose information to unaffiliated third parties, we require a contract to restrict the companies' use of customer information and from sharing or using it for any purposes other than performing the services for which they were required.

We may share information within the Saturna Capital family of companies in the course of informing you about products or services that may address your investing needs.

We maintain our own technology resources to minimize the need for any third party services, and restrict access to information within Saturna. We maintain physical, electronic, and procedural safeguards to guard your personal information. If you have any questions or concerns about the security or privacy of your information please call us at 1-800/SATURNA (1-800-728-8762).

Availability of Fund Portfolio Information

  The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.
  The Fund's Form N-Q is available on the SEC's website at www.sec.gov and at www.idahotaxexemptfund.com.
  The Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800/SEC-0330.
  The Fund makes a complete schedule of portfolio holdings after the end of each month available to investors at www.idahotaxexemptfund.com.

Householding Policy

To reduce expenses, we may mail only one copy of the Fund's prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual and/or more copies of these documents, please call us at 800/SATURNA or write to us at Saturna Capital/Idaho Tax-Exempt Fund, P.O. Box N, Bellingham, WA 98227. We will begin sending you individual copies thirty days after receiving your request.

If you are currently receiving multiple copies and wish to receive only one copy, please call us at 800/SATURNA or write to us at Saturna Capital/Idaho Tax-Exempt Fund, P.O. Box N, Bellingham, WA 98227. We will begin sending you a single copy with subsequent report mailings.

Saturna Capital (logo omitted)
1300 N. State Street
Bellingham, WA 98225
www.saturna.com
(800) SATURNA

Saturna Brokerage Services, Distributor

Item 2. Code of Ethics

Registrant has adopted a code of ethics, which is included with this submission as Exhibit (a) and posted on the Funds' Internet website at www.sextantmutualfunds.com. Requests may also be made via telephone at 1-800/728-8762, and will be processed within one business day of receiving such request.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a) Internal control over financial reporting is under the supervision of the principal executive and financial officers. On July 26, 2010, Mr. Nicholas Kaiser (President) and Mr. Christopher Fankhauser (Treasurer) reviewed the internal control procedures for Saturna Investment Trust and found them reasonable and adequate.

(b) No change.

Item 12. Exhibits

Exhibits included with this filing:

(a)(1) Code of Ethics.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is filed and attached hereto as Exhibit 99.906CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SATURNA INVESTMENT TRUST

By

/s/ Nicholas Kaiser
President
July 30, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/ Nicholas Kaiser
President
July 30, 2010

By:

/s/ Christopher Fankhauser
Treasurer
July 30, 2010